UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2018 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 8.10%
Ally Auto Receivables Trust
2017-3, 1.530%, 03/16/2020	$61,657	$61,583
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)	560,000	565,670
Ameriquest Mortgage Securities, Inc.
2003-10, 3.075% (1 Month LIBOR USD + 0.760%), 12/25/2033 (c)	95,617	94,838
Asset Backed Funding Certificates
2004-OPT3, 3.095% (1 Month LIBOR USD + 0.780%), 11/25/2033 (c)	351,734	347,575
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042 (b)	835,158	818,512
Carlyle Global Market Strategies
2017-1A, 3.769% (3 Month LIBOR USD + 1.300%), 04/20/2031 (b)(c)	1,375,000	1,376,651
Carrington Mortgage Loan Trust
2006-RFC1, 2.465% (1 Month LIBOR USD + 0.150%), 05/25/2036 (c)	2,462	2,467
Cedar Funding VI CLO Ltd.
2016-6A, 3.559% (3 Month LIBOR USD + 1.090%), 10/20/2028 (b)(c)	1,480,000	1,474,872
Centex Home Equity Loan Trust
2005-D M3, 2.795% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	435,000	436,304
2005-D M4, 2.925% (1 Month LIBOR USD + 0.610%), 10/25/2035 (c)	390,000	388,343
Chase Issuance Trust
2016-2A, 1.370%, 06/15/2021	1,450,000	1,437,712
2012-4A, 1.580%, 08/15/2021	1,790,000	1,772,235
Citibank Credit Card Issuance Trust
2016-A1, 1.750%, 11/19/2021	2,470,000	2,440,044
2018-A1, 2.490%, 01/20/2023	1,790,000	1,766,655
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 2.595% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	227,000	224,839
CLI Funding LLC
2013-1A, 2.830%, 03/18/2028 (b)	78,067	76,174
2013-2A, 3.220%, 06/18/2028 (b)	56,904	55,941
CWABS, Inc.
2004-5, 2.815% (1 Month LIBOR USD + 0.500%), 10/25/2034 (c)	368,647	363,663
Dewolf Park Clo Ltd.
2017-1A, 3.646% (3 Month LIBOR USD + 1.210%), 10/15/2030 (b)(c)	1,700,000	1,700,109
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	307,240	303,114
EquiFirst Mortgage Loan Trust
2003-2, 3.435% (1 Month LIBOR USD + 1.125%), 09/25/2033 (c)	306,924	305,616
Goldentree Loan Management US CLO1 Ltd.
2017-2A, 3.619% (3 Month LIBOR USD + 1.150%), 11/28/2030 (b)(c)	1,525,000	1,524,968
GSAMP Trust
2002-HE2, 6.801% (1 Month LIBOR USD + 4.500%), 10/20/2032 (c)	60,730	61,227
Home Equity Mortgage Trust
2004-5, 3.915% (1 Month LIBOR USD + 1.600%), 02/25/2035 (c)	32,269	32,289
JP Morgan Mortgage Acquisition Trust
2007-CH1, 2.595% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	310,000	308,873
Madison Park Funding XVIII Ltd.
2015-18, 3.659% (3 Month LIBOR USD + 1.190%), 10/21/2030 (b)(c)	2,000,000	2,000,656
Madison Park Funding XXVI Ltd.
2007-26, 3.709% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)	1,355,000	1,356,547
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 3.515% (1 Month LIBOR USD + 1.200%), 05/25/2033 (c)	167,169	166,142
Navient Student Loan Trust
2016-6A, 2.795% (1 Month LIBOR USD + 0.480%), 03/25/2066 (b)(c)	30,026	30,041
2017-3A, 2.615% (1 Month LIBOR USD + 0.300%), 07/26/2066 (b)(c)	176,317	176,392
2018-3A, 2.585% (1 Month LIBOR USD + 0.270%), 03/25/2067 (b)(c)	262,211	262,036
Octagon Investment Partners 30 Ltd.
2017-1A, 3.789% (3 Month LIBOR USD + 1.320%), 03/17/2030 (b)(c)	550,000	552,762
OneMain Financial Issuance Trust
2015-1A, 3.190%, 03/18/2026 (b)	64,784	64,888
Permanent Master Issuer PLC
2018-A1, 2.816% (3 Month LIBOR USD + 0.380%), 07/15/2058 (b)(c)	250,000	249,040
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.575% (1 Month LIBOR USD + 0.260%), 04/25/2035 (c)	175,996	175,713
RAMP Trust
2005-RZ2, 2.875% (1 Month LIBOR USD + 0.560%), 05/25/2035 (c)	322,989	323,408

RASC Trust
2005-EMX2, 2.965% (1 Month LIBOR USD + 0.650%), 07/25/2035 (c)	177,357	178,699
2005-KS12, 2.775% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	390,000	386,112
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024 (b)	69,170	69,131
Structured Asset Investment Loan Trust
2004-8, 2.865% (1 Month LIBOR USD + 0.550%), 09/25/2034 (c)	216,516	212,600
Structured Asset Securities Corp.
2005-NC1, 2.835% (1 Month LIBOR USD + 0.520%), 02/25/2035 (c)	440,000	440,818
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 2.745% (1 Month LIBOR USD + 0.430%), 05/25/2035 (c)	32,967	33,064
2006-AM1, 2.475% (1 Month LIBOR USD + 0.160%), 04/25/2036 (c)	39,262	39,219
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039 (b)	109,083	108,204
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042 (b)	154,401	152,136
2017-2A, 3.520%, 06/20/2042 (b)	511,566	500,542
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	68,581	68,356
2016-2, 2.750%, 08/25/2055 (b)(d)	64,838	63,359
2016-3, 2.250%, 04/25/2056 (b)(d)	56,119	54,937
2017-5, 2.915% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)	1,207,505	1,207,855
2017-2, 2.750%, 04/25/2057 (b)(d)	352,689	345,897
2017-4, 2.750%, 06/25/2057 (b)(d)	374,249	362,980
2017-3, 2.750%, 07/25/2057 (b)(d)	719,315	703,108
Toyota Auto Receivables Owner Trust
2017-B, 1.460%, 01/15/2020	106,192	106,040
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021 (b)	510,000	506,845
Voya CLO Ltd.
2014-2A, 3.699% (3 Month LIBOR USD + 1.250%), 04/17/2030 (b)(c)	1,380,000	1,382,418
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2004-1, 2.615% (1 Month LIBOR USD + 0.300%), 04/25/2034 (c)	225,260	222,337
Wind River CLO Ltd.
2017-2A, 3.699% (3 Month LIBOR USD + 1.230%), 07/20/2030 (b)(c)	1,440,000	1,439,878
TOTAL ASSET-BACKED SECURITIES (Cost $31,817,925)		31,882,434

CORPORATE BONDS - 19.94%
Accommodation - 0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)	117,000	107,020
Administrative and Support Services - 0.06%
Scientific Games International, Inc.
5.000%, 10/15/2025 (b)(f)	245,000	229,969
Beverage and Tobacco Product Manufacturing - 0.62%
Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/2036 (b)	300,000	283,015
4.900%, 02/01/2046 (b)	1,060,000	987,482
4.600%, 04/15/2048 (f)	420,000	378,265
4.750%, 04/15/2058	880,000	775,761
		2,424,523
Broadcasting (except Internet) - 1.00%
Comcast Corp.
3.700%, 04/15/2024	595,000	593,904
3.950%, 10/15/2025	838,000	835,451
4.000%, 08/15/2047	635,000	554,493
4.950%, 10/15/2058	785,000	771,886
Discovery Communications LLC
2.950%, 03/20/2023	1,220,000	1,159,748
		3,915,482
Capital Goods - 0.45%
General Electric Co.
5.000% to 01/21/2021, then 3 Month LIBOR USD + 3.330% (a)(h)	2,229,000	1,774,841
Chemical Manufacturing - 1.01%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	43,832
4.700%, 05/14/2045	580,000	520,009
Bayer US Finance II LLC
3.875%, 12/15/2023 (b)	1,840,000	1,798,406
Church & Dwight Co., Inc.
2.450%, 08/01/2022	500,000	477,172
Dow Chemical Co.
4.625%, 10/01/2044	40,000	35,501
DowDuPont, Inc.
3.766%, 11/15/2020	1,110,000	1,115,624
		3,990,544

Clothing and Clothing Accessories Stores - 0.11%
L Brands, Inc.
5.250%, 02/01/2028 (f)	315,000	278,284
6.875%, 11/01/2035	200,000	170,375
		448,659
Computer and Electronic Product Manufacturing - 1.39%
Apple, Inc.
3.000%, 06/20/2027	1,200,000	1,120,705
4.650%, 02/23/2046	520,000	531,187
Broadcom Corp.
3.875%, 01/15/2027	1,275,000	1,149,198
Dell International LLC
5.450%, 06/15/2023 (b)	1,085,000	1,108,403
6.020%, 06/15/2026 (b)	570,000	577,067
Microchip Technology, Inc.
4.333%, 06/01/2023 (b)	690,000	672,121
QUALCOMM, Inc.
2.600%, 01/30/2023 (f)	320,000	304,558
		5,463,239
Credit Intermediation and Related Activities - 3.78%
Bank of America Corp.
2.738% to 01/23/2021, then 3 Month LIBOR USD + 0.370%, 01/23/2022 (a)	755,000	739,867
3.106% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	1,198,000	1,178,752
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)	1,340,000	1,265,933
5.875% to 03/15/2028, then 3 Month LIBOR USD + 2.931% (a)(h)	204,000	195,075
3.419% to 12/20/2027, then 3 Month LIBOR USD + 1.040%, 12/20/2028 (a)	1,426,000	1,315,063
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)	630,000	606,470
Capital One Financial Corp.
2.500%, 05/12/2020	245,000	241,424
Capital One NA
3.670% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	500,000	501,396
Citigroup, Inc.
2.700%, 03/30/2021	775,000	758,272
4.050%, 07/30/2022	65,000	65,291
3.200%, 10/21/2026	1,095,000	1,000,944
4.300%, 11/20/2026	890,000	858,639
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)	260,000	247,940
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)	315,000	290,496
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	521,712
3.200%, 07/06/2021	150,000	145,670
5.750% to 09/30/2027, then 3 Month LIBOR USD + 3.598% (a)(f)(h)	490,000	408,846
HSBC Bank USA, NA
4.875%, 08/24/2020	480,000	488,722
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,198,199
4.005% to 04/23/2028, then 3 Month LIBOR USD + 1.120%, 04/23/2029 (a)	860,000	830,850
3.882% to 07/24/2037, then 3 Month LIBOR USD + 1.360%, 07/24/2038 (a)	440,000	392,677
3.897% to 01/23/2048, then 3 Month LIBOR USD + 1.220%, 01/23/2049 (a)	430,000	368,950
Santander Holdings USA, Inc.
4.450%, 12/03/2021	620,000	619,874
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	623,129
		14,864,191
Data Processing, Hosting and Related Services - 0.47%
Hewlett Packard Enterprise Co.
2.100%, 10/04/2019 (b)	1,075,000	1,060,519
3.600%, 10/15/2020	565,000	564,762
4.900%, 10/15/2025 (f)	215,000	216,054
		1,841,335
Food and Beverage Stores - 0.25%
Kroger Co.
2.800%, 08/01/2022	1,000,000	966,133
Food Manufacturing - 0.07%
Tyson Foods, Inc.
3.550%, 06/02/2027	298,000	276,054
Funds, Trusts, and Other Financial Vehicles - 0.02%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	65,244
General Merchandise Stores - 0.00%
JC Penney Corp., Inc.
5.650%, 06/01/2020	1,000	845
Health and Personal Care Stores - 0.72%
CVS Health Corp.
4.300%, 03/25/2028	585,000	569,617

5.050%, 03/25/2048 (f)	2,340,000	2,279,886
		2,849,503
Hospitals - 0.23%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	495,000	496,696
Encompass Health Corp.
5.750%, 09/15/2025	420,000	419,475
		916,171
Insurance Carriers and Related Activities - 1.69%
American International Group, Inc.
3.300%, 03/01/2021	674,000	666,725
3.900%, 04/01/2026	646,000	612,957
AXA Equitable Holdings, Inc.
4.350%, 04/20/2028 (b)	1,494,000	1,420,002
5.000%, 04/20/2048 (b)	545,000	481,904
Halfmoon Parent, Inc.
4.375%, 10/15/2028 (b)	1,187,000	1,170,713
MetLife, Inc.
6.400%, 12/15/2036	760,000	769,500
Prudential Financial, Inc.
4.500% to 09/15/2027, then 3 Month LIBOR USD + 2.380%, 09/15/2047 (a)(f)	1,705,000	1,513,187
		6,634,988
Merchant Wholesalers, Durable Goods - 0.14%
Wabtec Corp.
4.150%, 03/15/2024	590,000	570,014
Merchant Wholesalers, Nondurable Goods - 0.07%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	285,564
Oil and Gas Extraction - 0.50%
Concho Resources, Inc.
4.875%, 10/01/2047	445,000	415,972
Enterprise Products Operating LLC
5.375% to 02/15/2028, then 3 Month LIBOR USD + 2.570%, 02/15/2078 (a)	761,000	655,822
Noble Energy, Inc.
4.150%, 12/15/2021	843,000	842,833
6.000%, 03/01/2041	40,000	39,269
		1,953,896
Petroleum and Coal Products Manufacturing - 0.37%
Marathon Oil Corp.
4.400%, 07/15/2027	1,520,000	1,457,905
Pipeline Transportation - 1.03%
Crestwood Midstream Partners LP
6.250%, 04/01/2023	220,000	219,450
Energy Transfer Operating LP
4.150%, 10/01/2020	250,000	250,377
3.600%, 02/01/2023	600,000	579,299
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(h)	785,000	692,272
5.800%, 06/15/2038	525,000	496,242
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	45,000	45,932
4.150%, 02/01/2024	755,000	744,688
MPLX LP
4.700%, 04/15/2048	945,000	800,728
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	89,858
Williams Companies, Inc.
5.400%, 03/04/2044	145,000	136,782
		4,055,628
Real Estate - 0.43%
American Tower Corp.
2.800%, 06/01/2020	670,000	662,383
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,012,569
		1,674,952
Rental and Leasing Services - 0.56%
Ford Motor Credit Co. LLC
2.425%, 06/12/2020	480,000	464,756
3.157%, 08/04/2020	350,000	341,909
3.336%, 03/18/2021	1,145,000	1,105,890
Synchrony Financial
2.700%, 02/03/2020	285,000	280,053
		2,192,608
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.01%
BAT Capital Corp.
2.764%, 08/15/2022 (f)	790,000	748,659

3.222%, 08/15/2024	615,000	568,456
4.540%, 08/15/2047	1,210,000	985,060
Goldman Sachs Group, Inc.
2.600%, 04/23/2020	285,000	281,111
2.875%, 02/25/2021	50,000	49,063
3.850%, 01/26/2027	1,375,000	1,297,279
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028 (a)	590,000	546,426
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029 (a)(f)	1,165,000	1,084,142
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)	470,000	411,209
5.150%, 05/22/2045	455,000	437,013
Morgan Stanley
2.750%, 05/19/2022 (f)	1,000,000	964,222
3.750%, 02/25/2023	1,380,000	1,367,173
3.950%, 04/23/2027	935,000	878,797
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)	995,000	927,541
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)	875,000	826,583
5.450% to 07/15/2019, then 3 Month LIBOR USD + 3.610% (a)(h)	320,000	320,560
S&P Global, Inc.
3.300%, 08/14/2020	131,000	130,470
		11,823,764
Support Activities for Mining - 0.04%
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	155,063
Telecommunications - 1.00%
AT&T, Inc.
3.400%, 05/15/2025	345,000	321,472
4.750%, 05/15/2046	525,000	453,488
5.450%, 03/01/2047	980,000	929,003
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	778,720
3.800%, 02/15/2028	700,000	650,120
Verizon Communications, Inc.
3.716% (3 Month LIBOR USD + 1.100%), 05/15/2025 (a)	825,000	818,568
		3,951,371
Transportation Equipment Manufacturing - 0.63%
General Motors Co.
3.389% (3 Month LIBOR USD + 0.800%), 08/07/2020 (a)	1,100,000	1,097,577
5.000%, 10/01/2028	985,000	925,558
United Technologies Corp.
3.950%, 08/16/2025	480,000	474,830
		2,497,965
Utilities - 0.26%
Kinder Morgan, Inc.
5.550%, 06/01/2045	685,000	667,393
Southern Co.
2.950%, 07/01/2023	388,000	371,606
		1,038,999
TOTAL CORPORATE BONDS (Cost $82,908,271)		78,426,470

FOREIGN CORPORATE BONDS - 8.14%
Chemical Manufacturing - 0.12%
Braskem Netherlands Finance BV
3.500%, 01/10/2023 (b)	500,000	473,500
Computer and Electronic Product Manufacturing - 0.21%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	825,000	804,221
Credit Intermediation and Related Activities - 5.13%
Banco Santander SA
3.800%, 02/23/2028	585,000	517,860
Bank of Ireland Group PLC
4.500%, 11/25/2023 (b)	1,245,000	1,215,762
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022 (b)	1,770,000	1,702,332
Barclays Bank PLC
10.180%, 06/12/2021 (a)(b)	1,950,000	2,203,093
Barclays PLC
4.009% (3 Month LIBOR USD + 1.380%), 05/16/2024	895,000	871,500
4.375%, 01/12/2026	660,000	625,533
BPCE SA
2.750%, 01/11/2023 (b)	1,365,000	1,300,312
Credit Agricole SA/London
3.507% (3 Month LIBOR USD + 1.020%), 04/24/2023 (a)(b)	745,000	738,220
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)	1,145,000	1,087,540
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)	250,000	230,405

Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	838,414
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	736,620
3.640% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	400,000	393,109
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	925,000	844,063
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	395,754
Nationwide Building Society
4.302% to 03/08/2028, then 3 Month LIBOR USD + 1.452%, 03/08/2029 (a)(b)	340,000	313,276
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (b)	200,000	199,764
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	835,000	847,724
3.875%, 09/12/2023	835,000	790,599
4.800%, 04/05/2026	395,000	382,916
5.076% to 01/27/2029, then 3 Month LIBOR USD + 1.905%, 01/27/2030 (a)	310,000	296,700
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (b)	495,000	488,939
UBS Group Funding Switzerland AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.954%, 08/15/2023 (a)(b)	500,000	477,752
4.125%, 09/24/2025 (b)	1,100,000	1,081,790
Unifin Financiera SAB de CV SOFOM ENR
7.250%, 09/27/2023 (b)	895,000	806,323
Westpac Banking Corp.
5.000% to 09/21/2027, then 5 Year Mid Swap Rate USD + 2.888% (a)(f)(h)	940,000	796,346
		20,182,646
Food Manufacturing - 0.16%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	631,559
Merchant Wholesalers, Durable Goods - 0.05%
Johnson Controls International PLC
3.900%, 02/14/2026	215,000	209,424
Merchant Wholesalers, Nondurable Goods - 0.30%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,185,011
Miscellaneous Manufacturing - 0.55%
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,875,000	1,798,378
3.200%, 09/23/2026 (f)	405,000	365,066
		2,163,444
Oil and Gas Extraction - 0.72%
Cenovus Energy, Inc.
4.250%, 04/15/2027 (f)	321,000	286,672
Enbridge, Inc.
6.000% to 01/15/2027, then 3 Month LIBOR USD + 3.890% to 01/15/2047, then 3 Month LIBOR USD + 4.640%, 01/15/2077 (a)	386,000	344,475
Petroleos Mexicanos
6.500%, 03/13/2027	1,919,000	1,800,022
6.350%, 02/12/2048 (b)	517,000	415,099
		2,846,268
Petroleum and Coal Products Manufacturing - 0.03%
Suncor Energy, Inc.
6.500%, 06/15/2038	84,000	95,744
Rental and Leasing Services - 0.05%
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	202,500
Support Activities for Mining - 0.12%
Vale Overseas Ltd.
6.250%, 08/10/2026	425,000	454,750
Telecommunications - 0.70%
Axtel SAB de CV
6.375%, 11/14/2024 (a)(b)	935,000	868,391
Vodafone Group PLC
3.426% (3 Month LIBOR USD + 0.990%), 01/16/2024	1,095,000	1,082,722
3.750%, 01/16/2024	835,000	814,455
		2,765,568
TOTAL FOREIGN CORPORATE BONDS (Cost $33,586,479)		32,014,635

FOREIGN GOVERNMENT AGENCY ISSUES - 0.51%
Japan Bank for International Cooperation
3.500%, 10/31/2028	940,000	938,557
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/2022	1,050,000	1,025,121
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	60,000

TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,035,520)			2,023,678

FOREIGN GOVERNMENT NOTES/BONDS - 4.39%
Argentine Republic Government International Bond
6.875%, 01/26/2027	435,000		351,756
5.875%, 01/11/2028	320,000		240,323
6.875%, 01/11/2048	515,000		373,375
Bolivian Government International Bond
4.500%, 03/20/2028 (b)	815,000		707,013
Brazilian Government International Bond
2.625%, 01/05/2023	560,000		522,486
5.625%, 02/21/2047	220,000		199,237
Colombia Government International Bond
4.000%, 02/26/2024	390,000		384,443
3.875%, 04/25/2027	150,000		142,164
Costa Rica Government International Bond
7.158%, 03/12/2045	795,000		705,165
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	505,000		508,974
6.875%, 01/29/2026 (b)	410,000		425,375
Guatemala Government Bond
4.375%, 06/05/2027 (b)	600,000		549,000
Hungary Government International Bond
7.625%, 03/29/2041 (f)	550,000		737,904
Indonesia Government International Bond
3.700%, 01/08/2022 (b)	830,000		818,599
4.350%, 01/08/2027 (b)	150,000		145,873
Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)	290,000		303,168
Mexico Government International Bond
4.150%, 03/28/2027 (f)	200,000		191,314
4.350%, 01/15/2047	625,000		521,094
Morocco Government International Bond
4.250%, 12/11/2022 (b)	475,000		472,560
5.500%, 12/11/2042 (b)	150,000		150,083
Namibia International Bonds
5.250%, 10/29/2025 (b)	260,000		229,148
Oman Government International Bond
3.875%, 03/08/2022 (b)	290,000		279,116
5.375%, 03/08/2027 (b)	150,000		138,264
6.500%, 03/08/2047 (b)	150,000		128,380
Panama Government International Bond
3.750%, 03/16/2025	290,000		285,505
3.875%, 03/17/2028	150,000		146,327
4.500%, 05/15/2047	150,000		141,938
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	290,000		282,750
Peruvian Government International Bond
8.750%, 11/21/2033	400,000		576,000
Philippine Government International Bond
3.950%, 01/20/2040	500,000		472,805
Qatar Government International Bond
3.250%, 06/02/2026 (b)	450,000		428,702
4.625%, 06/02/2046 (b)	150,000		148,238
Republic of South Africa Government Bond
6.500%, 02/28/2041	30,475,000	(i)	1,542,359
Republic of South Africa Government International Bond
4.875%, 04/14/2026	490,000		458,106
4.850%, 09/27/2027	219,000		199,830
4.300%, 10/12/2028	150,000		129,892
5.000%, 10/12/2046	150,000		122,133
Romanian Government International Bond
6.125%, 01/22/2044 (b)	380,000		405,986
Saudi Government International Bond
3.250%, 10/26/2026 (b)	150,000		138,947
4.500%, 10/26/2046 (b)	150,000		136,395
Serbia International Bond
4.875%, 02/25/2020 (b)	705,000		710,714
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)	830,000		771,485
Uruguay Government International Bond
4.375%, 10/27/2027	490,000		485,161
5.100%, 06/18/2050	490,000		463,663
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $18,712,978)			17,271,750

NON-AGENCY MORTGAGE BACKED SECURITIES - 6.03%
BX Commercial Mortgage Trust
2018-IND, 3.207% (1 Month LIBOR USD + 0.900%), 11/15/2035 (b)(c)	1,155,000	1,154,187
2018-IND, 3.407% (1 Month LIBOR USD + 1.100%), 11/15/2035 (b)(c)	715,000	716,488
Citigroup Commercial Mortgage Trust
2013-GC17, 5.095%, 11/10/2046 (d)	145,000	150,480
2014-GC25, 1.163%, 10/10/2047 (d)(e)	1,528,622	73,815
2015-GC27, 1.530%, 02/10/2048 (d)(e)	1,163,521	75,732
2016-GC36, 3.616%, 02/10/2049	200,000	198,060
2017-C4 A-1, 2.121%, 10/12/2050	329,887	322,621
2017-C4 A-4, 3.471%, 10/12/2050	480,000	465,888
2018-C6, 3.300%, 11/10/2051	545,000	546,082
Cold Storage Trust
2017-ICE3, 4.407% (1 Month LIBOR USD + 2.100%), 04/15/2036 (b)(c)	575,000	577,194
COMM Mortgage Trust
2013-LC6, 0.476%, 01/10/2046 (b)(d)(e)	2,000,000	27,710
2013-CR6, 0.682%, 03/10/2046 (d)(e)	1,500,000	31,220
2014-CR16, 1.294%, 04/10/2047 (d)(e)	1,682,183	60,782
2014-LC15, 1.424%, 04/10/2047 (d)(e)	1,912,404	75,201
2014-CR17, 1.239%, 05/10/2047 (d)(e)	1,400,569	52,877
2014-UBS3, 1.435%, 06/10/2047 (d)(e)	1,122,664	48,212
2014-UBS6, 1.110%, 12/10/2047 (d)(e)	1,819,341	72,967
2015-LC21, 3.708%, 07/10/2048	100,000	99,707
2017-COR2, 2.111%, 09/10/2050	215,469	210,198
CSAIL Commercial Mortgage Trust
2015-C3, 4.251%, 08/15/2048 (d)	350,000	343,596
2016-C7, 3.502%, 11/15/2049	275,000	267,184
2015-C2, 0.945%, 06/15/2057 (d)(e)	1,657,229	64,158
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047 (b)(d)	1,888,152	1,866,323
FREMF Mortgage Trust
2015-K718, 3.667%, 02/25/2048 (b)(d)	580,000	579,403
GS Mortgage Securities Corp. II
2018-CHLL D, 3.957% (1 Month LIBOR USD + 1.650%), 02/15/2037 (b)(c)	202,000	202,161
2018-CHLL E, 4.657% (1 Month LIBOR USD + 2.350%), 02/15/2037 (b)(c)	469,000	469,882
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	412,134
2012-GCJ9, 3.747%, 11/10/2045 (b)	345,000	340,360
2014-GC18, 1.210%, 01/10/2047 (d)(e)	4,208,000	178,036
2014-GC26, 1.175%, 11/10/2047 (d)(e)	2,477,440	111,297
2015-GC32, 3.764%, 07/10/2048	105,000	105,444
2015-GC34, 3.278%, 10/10/2048	131,000	129,831
Impac Secured Assets Trust
2006-2, 2.815% (1 Month LIBOR USD + 0.500%), 08/25/2036 (c)	50,000	48,261
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046 (b)(d)	1,111,802	1,095,154
2017-1, 3.500%, 01/25/2047 (b)(d)	274,916	272,353
2017-2, 3.500%, 05/25/2047 (b)(d)	164,153	161,553
2017-3, 3.500%, 08/25/2047 (b)(d)	1,183,207	1,162,902
2017-4, 3.500%, 11/25/2048 (b)(d)	1,034,823	1,017,064
JP Morgan Trust
2015-3, 3.500%, 05/25/2045 (b)(d)	248,379	245,617
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	330,512	322,855
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	658,491	648,911
2015-C24, 3.732%, 05/15/2048	220,000	219,779
2015-C25, 3.635%, 10/15/2048	320,000	317,650
2017-C34, 2.109%, 11/15/2052	468,238	458,545
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	200,230
2011-C3, 5.326%, 07/15/2049 (b)(d)	350,000	359,744
Morgan Stanley Mortgage Loan Trust
2004-6AR, 4.340% (1 Month LIBOR USD + 2.025%), 07/25/2034 (c)	274,741	275,119
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032 (b)	445,000	424,528
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045 (b)(d)	576,323	571,173
2015-3, 3.500%, 07/25/2045 (b)(d)	722,115	716,452
2017-2, 3.500%, 02/25/2047 (b)(d)	1,210,005	1,193,264
UBS Commercial Mortgage Trust
2018-C14 A1, 3.379%, 09/15/2023	850,000	849,999
2017-C2, 3.487%, 08/15/2050	200,000	193,308
2017-C4 A1, 2.129%, 10/15/2050	289,805	283,313
2017-C4 A4, 3.563%, 10/15/2050	400,000	388,270

UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	349,058	345,773
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	308,103
2015-C29, 3.637%, 06/15/2048	130,000	129,170
2016-LC24, 2.942%, 10/15/2049	280,000	263,098
2016-NXS6, 2.918%, 11/15/2049	300,000	281,591
2017-C39, 3.418%, 09/15/2050	260,000	251,116
2017-C40, 2.110%, 10/15/2050	211,258	207,017
2016-LC25, 3.640%, 12/15/2059	315,000	310,512
WFRBS Commercial Mortgage Trust
2014-LC14, 1.438%, 03/15/2047 (d)(e)	1,038,525	44,608
2014-C22, 0.997%, 09/15/2057 (d)(e)	3,633,153	132,382
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $24,652,575)		23,728,644

AGENCY MORTGAGE BACKED SECURITIES - 28.03%
Fannie Mae Connecticut Avenue Securities
2017-C03, 5.315% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)	300,000	316,423
2017-C04, 5.165% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)	364,000	377,280
2017-C05, 4.515% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)	480,000	486,435
2017-C06, 5.115% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)	350,000	360,753
2017-C07, 4.815% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)	1,030,000	1,044,226
2018-C01, 4.565% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)	780,000	778,146
2018-C02, 4.515% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)	650,000	644,287
Fannie Mae Pool
254908, 5.000%, 09/01/2023	48,998	51,276
255320, 5.000%, 07/01/2024	8,252	8,636
#TBA, 4.000%, 12/15/2025	355,000	361,559
256714, 5.500%, 05/01/2027	230,846	246,016
257075, 5.500%, 02/01/2028	7,146	7,670
257204, 5.500%, 05/01/2028	47,915	51,064
MA0023, 5.000%, 04/01/2029	15,117	15,820
MA0096, 4.500%, 06/01/2029	9,064	9,351
AE0205, 5.000%, 03/01/2030	16,954	17,755
AB3000, 4.500%, 05/01/2031	21,400	22,226
BM3905, 5.000%, 08/01/2031	124,335	130,116
AS9520, 3.500%, 04/01/2032	185,497	186,269
AS9882, 3.500%, 07/01/2032	242,221	243,112
MA3313, 3.500%, 03/01/2033	128,013	128,484
720679, 5.000%, 06/01/2033	16,844	17,870
725027, 5.000%, 11/01/2033	9,598	10,217
888283, 5.000%, 08/01/2034	44,668	47,401
735484, 5.000%, 05/01/2035	13,419	14,240
830722, 5.000%, 07/01/2035	33,686	35,455
735925, 5.000%, 10/01/2035	38,902	41,296
836427, 5.000%, 10/01/2035	21,200	22,488
900527, 6.000%, 09/01/2036	2,565	2,775
915320, 6.000%, 03/01/2037	23,127	24,903
889757, 5.000%, 02/01/2038	19,851	21,072
962343, 5.000%, 03/01/2038	19,755	20,802
929301, 5.000%, 04/01/2038	16,176	17,063
257161, 5.500%, 04/01/2038	41,144	44,158
982126, 5.000%, 05/01/2038	37,258	39,424
995681, 6.000%, 05/01/2038	4,451	4,815
889579, 6.000%, 05/01/2038	24,957	27,117
889533, 5.500%, 06/01/2038	32,353	34,737
AB0131, 5.000%, 12/01/2038	12,138	12,828
995245, 5.000%, 01/01/2039	38,267	40,504
995906, 5.000%, 03/01/2039	14,256	15,012
BC4575, 5.500%, 04/01/2039	69,360	74,456
995838, 5.500%, 05/01/2039	96,874	103,841
AL0070, 5.000%, 07/01/2039	23,272	24,504
932586, 4.500%, 03/01/2040	35,225	36,657
AD1656, 4.500%, 03/01/2040	48,762	50,744
190404, 4.500%, 05/01/2040	88,702	92,308
AD7406, 5.000%, 07/01/2040	14,719	15,719
AD9173, 4.000%, 08/01/2040	362,971	367,908
AB1335, 4.500%, 08/01/2040	7,368	7,668
AB1389, 4.500%, 08/01/2040	82,112	85,453
AD8529, 4.500%, 08/01/2040	88,348	91,940
MA0510, 4.500%, 09/01/2040	917	954
AE8714, 3.500%, 11/01/2040	41,259	40,832
890310, 4.500%, 12/01/2040	18,074	18,809
#TBA, 3.500%, 12/15/2040	285,000	279,448
#TBA, 4.500%, 12/15/2040	2,295,000	2,359,640

#TBA, 5.000%, 12/15/2040	385,000	402,821
AH3952, 4.000%, 01/01/2041	208,697	211,538
AL0791, 4.000%, 02/01/2041	70,324	71,280
AE0954, 4.500%, 02/01/2041	62,193	64,720
AH7196, 4.500%, 03/01/2041	609,786	634,272
AL0245, 4.000%, 04/01/2041	14,233	14,427
AL0065, 4.500%, 04/01/2041	28,798	29,969
AL0214, 5.000%, 04/01/2041	16,665	17,682
AB2817, 5.000%, 04/01/2041	14,380	15,258
AI1170, 5.000%, 04/01/2041	225,961	239,743
AH7395, 4.500%, 06/01/2041	15,727	16,367
AB3194, 4.500%, 06/01/2041	29,329	30,522
AI4891, 4.500%, 06/01/2041	321,999	335,100
AH1662, 4.500%, 07/01/2041	40,906	42,252
890603, 5.000%, 08/01/2041	98,022	103,312
AJ1959, 4.500%, 10/01/2041	740,805	769,560
AL1547, 4.500%, 11/01/2041	15,208	15,791
AJ9278, 3.500%, 12/01/2041	16,023	15,857
AJ6346, 3.500%, 12/01/2041	45,353	44,887
#TBA, 4.000%, 12/15/2041	4,880,000	4,907,313
AX5302, 4.000%, 01/01/2042	33,218	33,670
AK2415, 4.000%, 02/01/2042	59,142	59,947
AK6744, 4.000%, 03/01/2042	94,638	95,926
AK6743, 4.000%, 03/01/2042	83,184	84,317
AO1214, 3.500%, 04/01/2042	192,241	190,260
AK6568, 3.500%, 04/01/2042	78,129	77,323
AK9393, 3.500%, 04/01/2042	32,776	32,437
AL4029, 4.500%, 04/01/2042	83,071	86,446
AL1886, 3.262% (12 Month LIBOR USD + 1.756%), 06/01/2042 (c)	47,248	47,590
AO9553, 4.000%, 07/01/2042	312,214	316,397
AL7306, 4.500%, 09/01/2042	44,047	45,837
AP8743, 3.500%, 10/01/2042	488,193	483,149
AP7363, 4.000%, 10/01/2042	318,777	323,117
AR1977, 3.000%, 01/01/2043	58,924	56,693
AQ9330, 3.500%, 01/01/2043	63,261	62,695
AL3714, 3.500%, 01/01/2043	45,469	45,000
AL2897, 3.500%, 01/01/2043	59,430	58,816
AL5930, 4.500%, 01/01/2043	226,977	236,200
AB7965, 3.500%, 02/01/2043	34,126	33,776
AB8897, 3.000%, 04/01/2043	362,683	348,824
AB9046, 3.500%, 04/01/2043	90,666	89,730
AT2021, 3.500%, 04/01/2043	34,487	34,131
AT1001, 3.500%, 04/01/2043	31,206	30,883
AB9341, 3.000%, 05/01/2043	60,619	58,305
AB9260, 3.500%, 05/01/2043	103,462	102,273
AT5895, 3.000%, 06/01/2043	234,335	225,332
AR7218, 3.000%, 06/01/2043	177,884	171,086
AS0016, 3.000%, 07/01/2043	18,058	17,365
AU1628, 3.000%, 07/01/2043	3,010	2,894
AS0044, 3.000%, 07/01/2043	53,835	51,772
AS0205, 3.000%, 08/01/2043	217,125	208,788
AU3735, 3.000%, 08/01/2043	92,438	88,890
AS0203, 3.000%, 08/01/2043	144,870	139,311
AU0949, 3.500%, 08/01/2043	64,495	63,833
AS0212, 3.500%, 08/01/2043	78,226	77,297
AU3751, 4.000%, 08/01/2043	176,618	178,862
AU6857, 4.000%, 09/01/2043	84,116	85,293
AS0531, 4.000%, 09/01/2043	92,641	93,913
AU4658, 4.500%, 09/01/2043	29,592	30,610
MA1600, 3.500%, 10/01/2043	46,339	45,789
AS1042, 4.000%, 11/01/2043	84,713	85,740
AL4450, 4.500%, 12/01/2043	39,116	40,463
AS1333, 4.500%, 12/01/2043	42,118	43,569
AS1559, 4.000%, 01/01/2044	49,117	49,832
AS2516, 4.500%, 05/01/2044	45,554	47,124
AS2751, 4.500%, 06/01/2044	55,749	57,672
MA1926, 4.500%, 06/01/2044	40,125	41,668
BM1761, 4.000%, 08/01/2044	300,800	304,521
AL6223, 4.500%, 08/01/2044	39,219	40,572
AS3467, 4.000%, 10/01/2044	54,143	54,599
AX2491, 4.000%, 10/01/2044	38,147	38,487
AL6432, 4.000%, 01/01/2045	74,966	75,580
AL6520, 4.000%, 02/01/2045	318,167	320,943
AY4205, 3.000%, 05/01/2045	53,481	51,281
AL9578, 4.000%, 06/01/2045	263,899	267,665

AZ0814, 3.500%, 07/01/2045	82,806	81,565
AZ0862, 3.500%, 07/01/2045	164,351	161,889
BM1953, 3.500%, 08/01/2045	169,882	168,342
AZ4775, 3.500%, 10/01/2045	48,747	48,017
AS6311, 3.500%, 12/01/2045	69,628	68,585
AS6464, 3.500%, 01/01/2046	64,535	63,568
AS6795, 4.000%, 03/01/2046	328,191	330,743
BC0305, 4.000%, 03/01/2046	196,274	197,802
BC0835, 4.000%, 04/01/2046	353,346	355,914
BC2733, 3.000%, 05/01/2046	157,926	150,800
AS7248, 4.000%, 05/01/2046	246,345	248,097
AS7200, 4.500%, 05/01/2046	67,642	69,689
AS7375, 3.000%, 06/01/2046	245,046	233,989
AS7388, 3.500%, 06/01/2046	156,399	153,942
AS7401, 4.000%, 06/01/2046	185,804	187,116
AL8735, 4.000%, 06/01/2046	344,471	347,774
AL9282, 4.000%, 06/01/2046	295,144	297,254
BC7146, 3.000%, 07/01/2046	473,362	452,002
AS7492, 4.000%, 07/01/2046	161,813	163,039
AS7801, 3.500%, 08/01/2046	457,315	450,002
BM3932, 3.500%, 10/01/2046	346,760	341,285
BE5069, 3.000%, 11/01/2046	183,813	176,252
AS8699, 4.000%, 01/01/2047	117,344	118,129
AS8661, 4.000%, 01/01/2047	310,882	312,960
AS8659, 4.000%, 01/01/2047	212,925	214,478
BE2975, 4.000%, 01/01/2047	314,813	317,595
AS8700, 4.500%, 01/01/2047	114,876	118,273
MA2872, 4.500%, 01/01/2047	223,396	230,013
BE5475, 3.500%, 02/01/2047	166,921	164,077
AL9879, 3.500%, 02/01/2047	2,652,052	2,609,280
BD7081, 4.000%, 03/01/2047	745,986	751,005
AS8966, 4.000%, 03/01/2047	182,066	183,394
AS8982, 4.500%, 03/01/2047	56,941	58,662
MA2959, 3.500%, 04/01/2047	359,188	353,135
BD7165, 4.000%, 04/01/2047	2,379,198	2,395,081
AS9536, 3.500%, 05/01/2047	239,106	234,928
CA0180, 3.500%, 05/01/2047	211,104	207,154
BE3619, 4.000%, 05/01/2047	527,755	531,265
MA3008, 4.500%, 05/01/2047	83,966	86,447
AS9829, 3.500%, 06/01/2047	221,499	217,583
AS9831, 4.000%, 06/01/2047	406,268	408,959
BE3702, 4.000%, 06/01/2047	274,417	276,235
MA3027, 4.000%, 06/01/2047	1,960,494	1,973,533
BE3767, 3.500%, 07/01/2047	230,323	226,251
MA3057, 3.500%, 07/01/2047	337,381	331,416
CA0062, 4.000%, 07/01/2047	359,726	362,305
MA3088, 4.000%, 08/01/2047	348,112	350,400
MA3121, 4.000%, 09/01/2047	571,224	574,964
MA3149, 4.000%, 10/01/2047	219,346	220,776
BJ0276, 4.500%, 10/01/2047	48,896	50,370
BH7058, 3.500%, 12/01/2047	660,148	647,801
MA3210, 3.500%, 12/01/2047	565,472	554,895
BM3392, 4.000%, 01/01/2048	634,837	638,966
CA1218, 4.500%, 02/01/2048	216,848	223,244
BM3590, 3.500%, 03/01/2048	325,028	319,548
BM3900, 4.000%, 04/01/2048	301,070	303,301
MA3384, 4.000%, 06/01/2048	319,693	321,770
CA2056, 4.500%, 07/01/2048	294,784	303,662
CA2057, 4.500%, 07/01/2048	289,473	298,190
MA3443, 4.000%, 08/01/2048	396,635	399,211
CA2204, 4.500%, 08/01/2048	2,426,026	2,499,088
CA2491, 4.500%, 10/01/2048	3,796,070	3,908,056
MA3522, 4.500%, 11/01/2048	2,453,790	2,524,853
BN1628, 4.500%, 11/01/2048	2,585,524	2,661,797
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	204,378
Freddie Mac Gold Pool
Z6-0023, 5.500%, 12/01/2022	120,933	128,529
G1-3122, 5.000%, 04/01/2023	807	838
D9-6037, 5.000%, 05/01/2023	39,229	41,046
C9-0846, 5.500%, 08/01/2024	119,072	126,552
C9-0918, 5.000%, 09/01/2025	202,397	211,773
D9-7472, 5.500%, 12/01/2027	3,106	3,301
G1-4953, 3.500%, 01/01/2029	50,081	50,327
C9-1267, 5.000%, 09/01/2029	40,043	41,924

G1-6093, 3.000%, 02/01/2032	140,626	138,515
J3-6854, 3.500%, 04/01/2032	290,014	290,943
J3-7203, 3.000%, 07/01/2032	196,595	193,644
G0-1772, 5.000%, 02/01/2035	2,773	2,943
G0-1883, 5.000%, 08/01/2035	2,201	2,336
A6-8761, 5.500%, 09/01/2037	2,488	2,644
G0-3535, 5.500%, 10/01/2037	1,050	1,135
G0-3812, 5.500%, 02/01/2038	1,443	1,554
G0-4449, 5.500%, 07/01/2038	6,908	7,386
G0-4471, 5.500%, 07/01/2038	3,829	4,115
A8-1743, 5.500%, 09/01/2038	5,725	6,084
A8-2657, 5.500%, 10/01/2038	5,911	6,282
A8-2134, 6.000%, 10/01/2038	2,542	2,765
G0-5205, 5.000%, 01/01/2039	18,820	19,911
A8-6315, 4.500%, 05/01/2039	38,776	40,320
A8-6521, 4.500%, 05/01/2039	62,512	64,903
A9-3617, 4.500%, 08/01/2040	10,121	10,533
A9-3485, 5.000%, 08/01/2040	88,006	92,705
C0-3531, 4.000%, 10/01/2040	31,124	31,618
#TBA, 4.000%, 12/15/2040	2,330,000	2,343,243
#TBA, 4.500%, 12/15/2040	1,375,000	1,413,700
#TBA, 5.000%, 12/15/2040	520,000	543,969
A9-6592, 4.000%, 02/01/2041	131,944	134,033
Q0-0285, 4.500%, 04/01/2041	10,892	11,335
Q0-0876, 4.500%, 05/01/2041	78,788	81,992
Q0-0950, 5.000%, 05/01/2041	12,663	13,406
Q0-2173, 4.500%, 07/01/2041	45,976	47,816
Q0-3705, 4.000%, 10/01/2041	19,070	19,196
Q0-4674, 4.000%, 12/01/2041	189,786	192,799
#TBA, 3.500%, 12/15/2041	395,000	387,314
C0-3795, 3.500%, 04/01/2042	334,510	331,064
Q0-7726, 4.000%, 04/01/2042	388,480	394,646
Q0-9004, 3.500%, 06/01/2042	34,378	34,023
C0-9004, 3.500%, 07/01/2042	38,566	38,169
Q0-9896, 3.500%, 08/01/2042	48,458	47,959
Q1-1348, 3.500%, 09/01/2042	69,421	68,705
Q1-4869, 3.000%, 01/01/2043	99,880	96,100
Q1-8305, 3.500%, 05/01/2043	36,246	35,865
Q1-9475, 3.500%, 06/01/2043	76,684	75,863
G6-0030, 3.500%, 07/01/2043	168,505	166,769
Q2-0780, 3.500%, 08/01/2043	55,381	54,793
G0-8541, 3.500%, 08/01/2043	74,612	73,813
G0-7459, 3.500%, 08/01/2043	38,296	37,901
Q2-0857, 3.500%, 08/01/2043	35,894	35,524
G6-0174, 4.000%, 10/01/2043	99,937	101,522
V8-0509, 4.000%, 10/01/2043	45,553	46,073
G0-8558, 4.000%, 11/01/2043	60,647	61,289
Q2-6367, 4.000%, 05/01/2044	12,999	13,147
Q2-5885, 4.500%, 05/01/2044	49,076	50,495
Q2-6513, 4.500%, 06/01/2044	32,582	33,566
Q2-9916, 4.000%, 11/01/2044	84,017	84,778
Q4-5219, 3.500%, 01/01/2045	287,733	283,758
G0-7961, 3.500%, 03/01/2045	60,460	59,659
G0-8633, 4.000%, 03/01/2045	125,764	126,890
G0-8636, 3.500%, 04/01/2045	91,228	89,864
G0-8637, 4.000%, 04/01/2045	77,107	77,782
Q3-3869, 4.000%, 06/01/2045	31,280	31,553
G0-8658, 3.000%, 08/01/2045	117,529	112,428
Q3-5225, 3.500%, 08/01/2045	51,085	50,321
G0-8659, 3.500%, 08/01/2045	250,489	246,743
V8-1873, 4.000%, 08/01/2045	64,296	64,825
V8-1992, 4.000%, 10/01/2045	289,763	292,054
G0-8672, 4.000%, 10/01/2045	53,570	54,001
G0-8676, 3.500%, 11/01/2045	112,125	110,448
G6-0480, 4.500%, 11/01/2045	36,245	37,591
G0-8681, 3.500%, 12/01/2045	81,791	80,568
G0-8682, 4.000%, 12/01/2045	94,644	95,384
Q3-8470, 4.000%, 01/01/2046	60,949	61,425
Q3-8473, 4.000%, 01/01/2046	96,030	96,781
G0-8694, 4.000%, 02/01/2046	57,961	58,414
G0-8693, 3.500%, 03/01/2046	19,751	19,451
Q3-9644, 3.500%, 03/01/2046	437,922	431,329
Q3-9434, 3.500%, 03/01/2046	17,659	17,413
G0-8699, 4.000%, 03/01/2046	152,014	153,202
Q3-9438, 4.000%, 03/01/2046	291,422	293,703

G0-8702, 3.500%, 04/01/2046	203,484	200,358
G0-8706, 3.500%, 05/01/2046	95,820	94,337
Q4-0718, 3.500%, 05/01/2046	536,828	528,524
G0-8708, 4.500%, 05/01/2046	109,272	112,561
Q4-1208, 3.500%, 06/01/2046	254,450	250,487
Q4-5458, 4.000%, 08/01/2046	194,251	195,771
G6-0724, 3.000%, 10/01/2046	229,986	219,675
G0-8735, 4.500%, 10/01/2046	160,510	165,339
G0-8732, 3.000%, 11/01/2046	191,111	182,394
G0-8741, 3.000%, 01/01/2047	379,911	362,369
G0-8743, 4.000%, 01/01/2047	129,781	130,786
G0-8747, 3.000%, 02/01/2047	383,100	365,556
V8-2942, 3.000%, 02/01/2047	69,629	66,468
Q4-6279, 3.500%, 02/01/2047	198,322	194,994
Q4-6283, 4.000%, 02/01/2047	277,385	279,215
Q4-6539, 4.500%, 03/01/2047	58,587	60,318
G0-8756, 3.000%, 04/01/2047	130,908	124,914
G0-8758, 4.000%, 04/01/2047	717,718	723,059
G0-8759, 4.500%, 04/01/2047	76,395	78,668
G0-8762, 4.000%, 05/01/2047	577,803	582,058
V8-3204, 4.500%, 05/01/2047	153,691	158,221
G0-8767, 4.000%, 06/01/2047	469,546	472,968
Q4-9100, 4.000%, 07/01/2047	417,473	420,418
Q4-9394, 4.500%, 07/01/2047	348,698	358,912
Q5-0035, 3.500%, 08/01/2047	275,142	270,186
G0-8774, 3.500%, 08/01/2047	271,382	266,512
G0-8775, 4.000%, 08/01/2047	614,848	619,233
G6-1228, 4.000%, 08/01/2047	486,159	490,200
G0-8779, 3.500%, 09/01/2047	936,223	919,241
Q5-1268, 3.500%, 10/01/2047	163,987	160,980
G0-8784, 3.500%, 10/01/2047	185,451	182,051
G0-8785, 4.000%, 10/01/2047	471,207	474,495
G6-1631, 3.500%, 11/01/2047	490,093	482,406
G6-1467, 4.000%, 11/01/2047	630,922	635,087
G0-8789, 4.000%, 11/01/2047	195,591	197,182
Q5-3535, 3.500%, 01/01/2048	327,896	321,777
G6-1281, 3.500%, 01/01/2048	281,740	276,515
G0-8801, 4.000%, 02/01/2048	298,891	300,922
G6-7710, 3.500%, 03/01/2048	441,927	434,146
G0-8818, 4.500%, 06/01/2048	164,410	169,212
G0-8832, 4.500%, 08/01/2048	316,543	325,691
G6-1578, 4.500%, 08/01/2048	3,801,109	3,912,025
G6-1606, 4.500%, 09/01/2048	2,432,096	2,503,065
G0-8853, 4.500%, 12/01/2048	2,760,000	2,840,428
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 5.765% (1 Month LIBOR USD + 3.450%), 10/25/2029 (c)	1,290,000	1,389,750
2017-HQA2, 4.965% (1 Month LIBOR USD + 2.650%), 12/25/2029 (c)	500,000	515,882
2017-HQA3, 4.665% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)	700,000	708,569
2018-DNA1, 4.115% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)	570,000	554,306
2018-HQA1, 4.615% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)	970,000	960,952
Ginnie Mae II Pool
#TBA, 4.000%, 12/15/2041	1,435,000	1,452,517
#TBA, 4.500%, 12/15/2041	1,335,000	1,377,190
MA0699M, 3.500%, 01/20/2043	64,845	64,483
MA0783M, 3.500%, 02/20/2043	88,889	88,393
MA0934M, 3.500%, 04/20/2043	65,727	65,360
MA1376M, 4.000%, 10/20/2043	100,146	102,205
MA1861M, 3.625% (1 Year CMT Rate + 1.500%), 04/20/2044 (c)	335,739	344,430
MA2893M, 4.000%, 06/20/2045	48,743	49,506
MA3035M, 4.000%, 08/20/2045	28,978	29,501
MA3245M, 4.000%, 11/20/2045	123,130	125,661
MA3803M, 3.500%, 07/20/2046	69,909	69,217
MA4510M, 3.500%, 06/20/2047	324,897	321,471
MA4511M, 4.000%, 06/20/2047	381,900	387,019
MA4586M, 3.500%, 07/20/2047	444,977	440,282
MA4587M, 4.000%, 07/20/2047	200,772	203,556
MA4652M, 3.500%, 08/20/2047	298,365	295,217
MA4778M, 3.500%, 10/20/2047	64,866	64,181
MA4962M, 3.500%, 01/20/2048	332,998	329,481
MA5079M, 4.500%, 03/20/2048	257,443	265,894
MA5194M, 5.000%, 05/20/2048	1,832,869	1,914,742
MA5398M, 4.000%, 08/20/2048	203,414	206,141
MA5399M, 4.500%, 08/20/2048	387,131	399,832
MA5467M, 4.500%, 09/20/2048	149,399	154,332
MA5529M, 4.500%, 10/20/2048	2,452,010	2,532,299

MA5530M, 5.000%, 10/20/2048	2,536,297	2,654,082
#TBA, 5.000%, 12/15/2048	400,000	417,312
Government National Mortgage Association
2012-147, 2.598%, 04/16/2054 (d)	91,339	89,881
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $111,413,559)		110,308,668

MUNICIPAL BONDS - 0.13%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	30,643
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	273,551
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	192,921
TOTAL MUNICIPAL BONDS (Cost $502,615)		497,115

U.S. GOVERNMENT AGENCY ISSUES - 0.10%
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	386,921
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $398,507)		386,921

U.S. GOVERNMENT NOTES/BONDS - 27.59%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2019	942,664	931,108
0.625%, 04/15/2023	2,230,757	2,189,307
2.000%, 01/15/2026	4,985,770	5,314,593
2.375%, 01/15/2027	3,605,126	3,971,817
3.625%, 04/15/2028	561,877	688,519
0.750%, 07/15/2028	4,015,741	3,912,341
United States Treasury Notes/Bonds
1.000%, 10/15/2019 (f)	5,610,000	5,528,699
2.250%, 07/31/2021	5,845,000	5,758,467
2.625%, 02/28/2023	987,000	978,190
2.375%, 08/15/2024 (f)	29,570,000	28,760,290
2.000%, 02/15/2025 (f)	915,000	867,534
2.125%, 05/15/2025 (f)	465,000	443,294
2.875%, 05/31/2025	686,200	684,417
2.750%, 08/31/2025	131,600	130,204
3.000%, 09/30/2025	160,000	160,772
2.250%, 11/15/2025 (f)	978,900	936,953
2.000%, 11/15/2026 (f)	2,455,000	2,287,417
2.250%, 08/15/2027 (f)	742,600	700,510
2.750%, 02/15/2028 (f)	9,922,200	9,718,330
2.875%, 05/15/2028 (f)	6,455,000	6,382,507
2.875%, 08/15/2028	985,500	973,855
6.250%, 05/15/2030	335,000	438,255
5.375%, 02/15/2031	865,500	1,068,842
4.500%, 02/15/2036 (f)	230,000	272,303
4.375%, 05/15/2040 (f)	4,100,000	4,815,818
2.750%, 08/15/2042	1,200,000	1,091,484
2.875%, 05/15/2043 (f)	2,352,000	2,181,250
3.125%, 08/15/2044	850,000	823,222
3.000%, 11/15/2044	480,000	454,294
2.500%, 02/15/2045 (f)	18,000	15,430
2.875%, 08/15/2045	670,000	617,944
3.000%, 11/15/2045	45,000	42,525
2.500%, 02/15/2046 (f)	513,300	438,079
2.500%, 05/15/2046 (f)	3,575,000	3,048,246
2.250%, 08/15/2046 (f)	4,674,200	3,771,130
3.000%, 02/15/2047	347,000	327,210
3.000%, 05/15/2047	440,000	414,563
2.750%, 08/15/2047 (f)	210,000	188,020
2.750%, 11/15/2047 (f)	6,708,900	6,002,107
3.000%, 02/15/2048 (f)	565,000	531,552
3.125%, 05/15/2048	740,000	713,479
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $110,234,900)		108,574,877

U.S. TREASURY BILLS - 0.11%
United States Treasury Bills
2.372%, 02/28/2019 (j)	454,000	451,463
TOTAL U.S. TREASURY BILLS (Cost $451,388)		451,463
	Shares
EXCHANGE-TRADED FUNDS - 0.99%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	144,707	3,879,595
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,960,139)		3,879,595

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 17.72%
Money Market Fund - 17.72%
Mount Vernon Liquid Assets Portfolio, LLC, 2.400% (g)	69,713,366	69,713,366
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $69,713,366)		69,713,366

SHORT-TERM INVESTMENTS - 0.38%
First American Government Obligations Fund, Class X, 2.122% (g)	1,507,475	1,507,475
TOTAL SHORT-TERM INVESTMENTS (Cost $1,507,475)		1,507,475

Total Investments (Cost $491,895,697) - 122.16%		480,667,091
Liabilities in Excess of Other Assets - (22.16)%		(87,198,597)
TOTAL NET ASSETS - 100.00%		$393,468,494

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2018.
(b)
Securities defined as Rule 144 under the Securities Act of 1933.  Such securities are deemed to be liquid. Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers".

(c)	Floating rate security; the rate shown represents the rate at November 30, 2018. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2018. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of November 30, 2018. Total value of securities out on loan is $68,424,006.
(g)	The rate shown represents the seven day yield at November 30, 2018.
(h)	Perpetual maturity. The date referenced is the next call date.
(i)	Principal amount in South African rand.
(j)	The rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2018 (Unaudited)

				Value/Unrealized
	Number	Expiration	Notional	Appreciation
	of Contracts	Month	Amount	(Depreciation)
Futures Contracts Purchased
2 Year U.S. Treasury Note	56	March 2019	$10,991,606	$7,781
5 Year U.S. Treasury Note	65	March 2019	6,473,847	15,117
Total Futures Contracts Purchased				$22,898

Futures Contracts Sold
Euro-BOBL	(47)	March 2019	$(5,320,895)	$(6,439)
Euro-Bund	(5)	March 2019	(566,053)	(1,647)
Euro-OAT	(13)	March 2019	(1,471,737)	(309)
10 Year U.S. Treasury Note	(16)	March 2019	(1,606,405)	(5,124)
CME Ultra Long Term U.S. Treasury Bond	(17)	March 2019	(1,715,960)	(2,291)
U.S. Treasury Long Bond	(15)	March 2019	(1,768,692)	(9,403)
Total Futures Contracts Sold				$(25,213)

The accompanying notes are an integral part of these schedule of investments.

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.03%
Accommodation - 0.65%
Accor SA - ADR	47,335	$420,098
Huazhu Group Ltd. - ADR (a)	2,989	94,273
InterContinental Hotels Group PLC - ADR	14,309	785,993
Marcus Corp.	9,054	384,433
Melco Resorts & Entertainment Ltd. - ADR	9,945	179,706
Penn National Gaming, Inc. (a)(c)	6,724	148,672
Sands China Ltd. - ADR	11,343	491,719
Vail Resorts, Inc. (c)	4,663	1,301,817
Wyndham Destinations, Inc.	29,599	1,227,471
Wynn Macau Ltd. - ADR	5,766	131,349
		5,165,531
Administration of Human Resource Programs - 0.03%
Hailiang Education Group, Inc. - ADR (a)(c)	4,215	259,223
Administrative and Support Services - 1.34%
Broadridge Financial Solutions, Inc.	9,406	995,813
Cass Information Systems, Inc. (c)	9,159	604,586
CBIZ, Inc. (a)	25,822	544,586
Criteo SA - ADR (a)(c)	7,009	163,310
Ctrip.com International Ltd. - ADR (a)	5,086	146,731
Experian PLC - ADR	25,941	633,998
Hostess Brands, Inc. (a)(c)	17,434	203,106
Jupai Holdings Ltd. - ADR	24,301	221,382
Kforce, Inc.	8,127	257,545
ManTech International Corp.	6,579	370,398
MasterCard, Inc.	13,304	2,675,035
On Deck Capital, Inc. (a)	22,931	179,779
Secom Co. Ltd. - ADR	68,031	1,432,733
Teladoc Health, Inc. (a)(c)	5,161	322,304
Total System Services, Inc.	12,267	1,071,768
TrueBlue, Inc. (a)	10,951	276,513
Waddell & Reed Financial, Inc. (c)	12,019	244,707
WNS Holdings Ltd. - ADR (a)	2,225	108,669
Yirendai Ltd. - ADR	9,872	164,270
		10,617,233
Air Transportation - 0.57%
China Eastern Airlines Corp. Ltd. - ADR	2,107	66,223
China Southern Airlines Co. Ltd. - ADR	2,112	72,463
Delta Air Lines, Inc. (c)	11,498	698,044
Deutsche Lufthansa AG - ADR	20,553	504,165
International Consolidated Airlines Group SA - ADR	39,957	642,509
Ryanair Holdings PLC - ADR (a)	3,609	297,129
SkyWest, Inc.	7,531	434,388
Southwest Airlines Co.	9,487	518,085
Spirit Airlines, Inc. (a)(c)	6,424	411,907
United Continental Holdings, Inc. (a)(c)	8,854	856,181
		4,501,094
Ambulatory Health Care Services - 0.23%
Amedisys, Inc. (a)	1,913	260,647
Genomic Health, Inc. (a)	3,023	238,968
iKang Healthcare Group, Inc. - ADR (a)(c)	5,187	92,640
Mazor Robotics Ltd. - ADR (a)	1,336	77,875
Medpace Holdings, Inc. (a)	4,036	249,869
Novocure Ltd. (a)(b)(c)	5,368	184,230
Sonic Healthcare Ltd. - ADR (c)	33,563	558,320
Tabula Rasa HealthCare, Inc. (a)(c)	2,278	171,943
		1,834,492
Animal Production and Aquaculture - 0.06%
Cal-Maine Foods, Inc. (c)	5,695	266,070
Industrias Bachoco SAB de CV - ADR	3,237	135,048
JBS SA - ADR	17,808	108,273
		509,391
Apparel Manufacturing - 0.52%
adidas AG - ADR	7,446	824,421
Burberry Group PLC - ADR	13,316	307,799
Cintas Corp.	3,933	736,966
G-III Apparel Group Ltd. (a)	6,463	259,037
Lululemon Athletica, Inc. (a)	5,354	709,673

Oxford Industries, Inc.	6,264	503,563
PVH Corp.	6,822	753,899
		4,095,358
Beverage and Tobacco Product Manufacturing - 1.66%
Ambev SA - ADR (c)	30,509	130,273
Carlsberg A/S - ADR	71,987	1,591,633
Cia Cervecerias Unidas SA - ADR	10,254	266,399
Coca-Cola Amatil Ltd. - ADR	177,668	1,110,425
Coca-Cola Femsa SAB de CV - ADR	1,966	118,923
Diageo PLC - ADR	18,481	2,667,733
Embotelladora Andina SA - ADR	4,967	105,449
Fomento Economico Mexicano SAB de CV - ADR	3,993	346,393
Japan Tobacco, Inc. - ADR	129,930	1,609,183
Kirin Holdings Co. Ltd. - ADR	58,109	1,377,183
Monster Beverage Corp. (a)	13,958	833,013
NMI Holdings, Inc. (a)(c)	5,551	108,467
Pernod-Ricard SA - ADR	60,825	1,948,529
Treasury Wine Estates Ltd. - ADR	94,283	990,914
		13,204,517
Broadcasting (except Internet) - 1.41%
Charter Communications, Inc. (a)	3,431	1,129,485
Comcast Corp. (c)	95,429	3,722,685
Gray Television, Inc. (a)	13,835	255,809
Grupo Televisa SAB - ADR	21,950	299,618
MSG Networks, Inc. (a)	10,147	271,737
Nexstar Media Group, Inc. (c)	5,023	415,101
Sinclair Broadcast Group, Inc. (c)	9,494	298,586
Sky PLC - ADR	8,613	745,024
Walt Disney Co.	35,173	4,062,130
		11,200,175
Building Material and Garden Equipment and Supplies Dealers - 0.53%
BMC Stock Holdings, Inc. (a)(c)	18,553	315,587
Home Depot, Inc.	15,167	2,734,913
Lowe's Companies, Inc.	12,456	1,175,473
		4,225,973
Chemical Manufacturing - 9.08%
AbbVie, Inc.	18,516	1,745,503
Adaptimmune Therapeutics PLC - ADR (a)	18,831	115,999
Air Liquide SA - ADR (c)	40,676	984,359
Air Products & Chemicals, Inc.	2,418	388,984
Amarin Corp. PLC - ADR (a)	6,707	120,726
Arkema SA - ADR	7,746	731,803
Ascendis Pharma A/S - ADR (a)	5,027	339,373
Ashland Global Holdings, Inc.	8,628	706,547
Aspen Pharmacare Holdings Ltd. - ADR	5,480	57,814
Astellas Pharma, Inc. - ADR (c)	92,731	1,419,712
AstraZeneca PLC - ADR	39,255	1,563,134
AtriCure, Inc. (a)(c)	7,336	245,683
Avadel Pharmaceuticals PLC - ADR (a)	60,619	185,494
Bayer AG - ADR	31,416	578,903
BeiGene Ltd. - ADR (a)	555	85,087
Bio-Techne Corp.	10,008	1,615,491
Cardiovascular Systems, Inc. (a)	5,238	161,697
Celanese Corp.	5,400	545,022
Cerus Corp. (a)	27,314	143,399
CF Industries Holdings, Inc.	10,332	435,907
Church & Dwight Co., Inc.	24,361	1,612,454
Covestro AG - ADR	15,418	447,045
CSL Ltd. - ADR	18,205	1,186,147
Daiichi Sankyo Co. Ltd. - ADR	28,187	1,036,366
Dr Reddy's Laboratories Ltd. - ADR	4,121	158,411
Eastman Chemical Co.	9,138	720,257
Ecolab, Inc.	2,705	434,125
Eisai Co. Ltd. - ADR	10,996	994,148
Eli Lilly & Co.	13,033	1,546,235
Emergent BioSolutions, Inc. (a)	6,165	449,059
Enanta Pharmaceuticals, Inc. (a)	3,461	273,904
Endo International PLC (a)(b)	17,817	214,339
Fresenius Medical Care AG & Co. KGaA - ADR	13,360	544,554
Genmab A/S - ADR (a)	5,639	86,756
GlaxoSmithKline PLC - ADR	45,543	1,906,885
GW Pharmaceuticals PLC - ADR (a)	2,134	262,525
Henkel AG & Co. KGaA - ADR	8,050	833,578
Horizon Pharma PLC (a)(b)	17,330	346,253
Huntsman Corp.	24,505	495,491

Illumina, Inc. (a)	3,369	1,137,038
Immutep Ltd. - ADR (a)	63,693	168,786
Innoviva, Inc. (a)(c)	16,372	298,953
Inter Parfums, Inc.	4,550	281,054
Koninklijke DSM NV - ADR	25,044	554,975
Kraton Corp. (a)	8,896	233,075
Ligand Pharmaceuticals, Inc. (a)	2,536	400,105
Linde PLC (a)(b)	1,909	303,626
Lonza Group AG - ADR	26,452	853,871
L'Oreal SA - ADR	27,022	1,274,898
LyondellBasell Industries NV (b)	12,690	1,184,104
MacroGenics, Inc. (a)	13,453	231,526
Madrigal Pharmaceuticals, Inc. (a)(c)	818	94,602
Mallinckrodt PLC (a)(b)(c)	9,692	230,573
Medifast, Inc.	799	118,652
Merck KGaA - ADR	8,742	193,723
Minerva Neurosciences, Inc. (a)	20,535	162,432
Mitsubishi Tanabe Pharma Corp. - ADR (c)	39,542	603,806
Mosaic Co.	14,916	536,976
MyoKardia, Inc. (a)(c)	4,055	251,694
Myriad Genetics, Inc. (a)	6,230	200,855
Nektar Therapeutics (a)	15,244	615,705
Neogen Corp. (a)(c)	5,810	376,837
Nightstar Therapeutics PLC - ADR (a)	21,074	316,321
Novartis AG - ADR	64,256	5,881,351
Novo Nordisk A/S - ADR	23,468	1,094,078
Novozymes A/S - ADR	11,943	556,305
Olin Corp.	22,363	481,475
Otsuka Holdings Co. Ltd. - ADR	38,801	933,552
Pfizer, Inc.	114,774	5,306,001
PTC Therapeutics, Inc. (a)	4,983	176,996
Quidel Corp. (a)(c)	3,915	238,110
Reckitt Benckiser Group PLC - ADR	48,363	805,728
REGENXBIO, Inc. (a)	4,299	257,553
Repligen Corp. (a)(c)	6,163	398,561
Roche Holding AG - ADR	154,258	5,002,586
Sanofi - ADR (c)	36,307	1,646,522
Shin-Etsu Chemical Co. Ltd. - ADR	43,190	961,841
Shire PLC - ADR	7,105	1,247,496
Shiseido Co. Ltd. - ADR	30,849	1,962,304
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	3,428	156,934
Spectrum Pharmaceuticals, Inc. (a)	11,791	170,498
Sumitomo Chemical Co. Ltd. - ADR	28,225	764,051
Surmodics, Inc. (a)	4,366	264,536
Sysmex Corp. - ADR	13,476	358,933
Takeda Pharmaceutical Co. Ltd. - ADR (c)	45,326	852,129
Teva Pharmaceutical Industries Ltd. - ADR (a)(c)	27,761	597,972
Trex Co., Inc. (a)	5,013	319,478
Trinity Biotech PLC - ADR (a)(c)	101,572	298,622
Trinseo SA (b)	7,935	400,956
United Therapeutics Corp. (a)	7,214	851,973
USANA Health Sciences, Inc. (a)(c)	1,855	227,015
Vanda Pharmaceuticals, Inc. (a)	13,246	331,680
WD-40 Co. (c)	3,379	590,244
Westlake Chemical Corp.	8,231	596,665
Xencor, Inc. (a)	8,619	362,084
Zoetis, Inc.	18,273	1,715,287
		72,152,872
Clothing and Clothing Accessories Stores - 0.99%
Abercrombie & Fitch Co. (c)	12,510	261,584
American Eagle Outfitters, Inc.	19,042	398,549
Ascena Retail Group, Inc. (a)(c)	35,873	108,336
Caleres, Inc.	10,361	313,213
Citi Trends, Inc.	10,138	207,829
DSW, Inc.	9,731	269,938
Fast Retailing Co. Ltd. - ADR	18,119	938,836
Gap, Inc. (c)	33,185	905,619
LVMH Moet Hennessy Louis Vuitton SE - ADR (c)	15,388	874,515
Ross Stores, Inc. (c)	12,688	1,111,469
TJX Cos., Inc.	33,980	1,659,922
Urban Outfitters, Inc. (a)	20,341	774,789
		7,824,599
Computer and Electronic Product Manufacturing - 8.92%
Advanced Micro Devices, Inc. (a)(c)	16,167	344,357
Alphabet, Inc. - Class A (a)	3,799	4,215,560

Alphabet, Inc. - Class C (a)	3,956	4,329,566
Analog Devices, Inc.	10,292	946,041
Apple, Inc.	72,762	12,993,839
AU Optronics Corp. - ADR (c)	31,698	131,547
Avanos Medical, Inc. (a)(c)	6,357	303,292
AVX Corp.	25,646	422,903
Axcelis Technologies, Inc. (a)	11,023	219,578
AxoGen, Inc. (a)	4,497	150,560
Broadcom, Inc.	5,662	1,344,215
Cabot Microelectronics Corp. (c)	5,216	560,616
ChipMOS Technologies, Inc. - ADR	2,967	52,191
Ciena Corp. (a)	14,600	476,252
Cisco Systems, Inc.	53,124	2,543,046
Cohu, Inc.	9,945	194,914
CTS Corp. (c)	15,853	459,896
Danaher Corp.	22,402	2,453,915
Daqo New Energy Corp. - ADR (a)	3,525	92,073
Diodes, Inc. (a)	12,482	434,748
Fortive Corp. (c)	5,401	410,854
Fresenius SE & Co. KGaA - ADR	752	10,667
Garmin Ltd. (b)	21,587	1,438,989
Hanwha Q CELLS Co. Ltd. - ADR (a)	4,830	46,754
Harris Corp.	3,344	478,025
Hexagon AB - ADR	11,978	599,379
Hitachi Ltd. - ADR	17,938	1,045,247
Hoya Corp. - ADR	17,484	1,067,573
HP, Inc.	38,735	890,905
Intel Corp.	52,868	2,606,921
InterDigital, Inc. (c)	4,589	345,368
JinkoSolar Holding Co. Ltd. - ADR (a)(c)	4,512	52,204
Johnson Controls International PLC (b)	20,444	711,042
Keysight Technologies, Inc. (a)	18,124	1,120,426
Lam Research Corp. (c)	5,461	857,159
Lenovo Group Ltd. - ADR	7,834	113,515
LG Display Co. Ltd. - ADR (c)	11,324	88,214
LivaNova PLC (a)(b)	3,596	363,879
Logitech International SA (b)	10,264	347,026
Lumentum Holdings, Inc. (a)(c)	5,420	241,027
Medtronic PLC (b)	31,657	3,087,507
Micron Technology, Inc. (a)	25,455	981,545
MTS Systems Corp.	7,427	382,119
Murata Manufacturing Co. Ltd. - ADR	30,105	1,151,215
Nanometrics, Inc. (a)	7,880	253,106
NTT DOCOMO, Inc. - ADR	72,219	1,670,065
NVIDIA Corp. (c)	6,146	1,004,441
Omron Corp. - ADR	15,916	701,498
ON Semiconductor Corp. (a)(c)	49,240	944,423
Panasonic Corp. - ADR	70,533	727,548
QUALCOMM, Inc. (c)	12,405	722,715
Seiko Epson Corp. - ADR (c)	83,723	663,923
Semtech Corp. (a)	6,898	367,939
Skyworks Solutions, Inc.	8,992	654,348
Sonova Holding AG - ADR	16,985	547,257
Sony Corp. - ADR (c)	33,530	1,771,055
STMicroelectronics NV (b)(c)	1,061	15,756
Swatch Group AG - ADR	28,948	430,602
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	68,080	2,559,127
TDK Corp. - ADR	9,624	762,846
Telefonaktiebolaget LM Ericsson - ADR (c)	43,450	364,546
Texas Instruments, Inc.	13,166	1,314,625
Thermo Fisher Scientific, Inc.	8,559	2,135,898
Tokyo Electron Ltd. - ADR	22,840	802,712
Toshiba Corp. - ADR (c)	53,556	824,227
United Microelectronics Corp. - ADR	72,241	131,479
Vishay Intertechnology, Inc.	19,551	407,638
		70,884,443
Construction of Buildings - 1.25%
ACS Actividades de Construccion y Servicios SA - ADR (a)	7,987	60,781
CK Hutchison Holdings Ltd. - ADR	147,997	1,529,550
Daiwa House Industry Co. Ltd. - ADR	17,577	554,554
DR Horton, Inc.	31,708	1,180,172
LGI Homes, Inc. (a)(c)	5,526	255,080
MDC Holdings, Inc. (c)	13,034	383,851
Persimmon PLC - ADR (c)	11,997	588,243
PulteGroup, Inc. (c)	56,999	1,511,613

Sekisui House Ltd. - ADR (c)	61,798	936,240
Sun Hung Kai Properties Ltd. - ADR (c)	59,345	855,458
Swire Pacific Ltd. - ADR	61,485	681,254
Toll Brothers, Inc.	28,123	927,215
TRI Pointe Group, Inc. (a)(c)	38,946	486,046
		9,950,057
Couriers and Messengers - 0.14%
FedEx Corp.	4,212	964,548
ZTO Express Cayman, Inc. - ADR	7,713	132,355
		1,096,903
Credit Intermediation and Related Activities - 8.28%
ABN AMRO Group NV - ADR	76,019	966,201
Agricultural Bank of China Ltd. - ADR	32,102	363,555
Ally Financial, Inc.	39,309	1,048,764
American Express Co.	7,384	829,002
Australia & New Zealand Banking Group Ltd. - ADR (c)	62,587	1,235,780
Banco de Chile - ADR	16,719	487,192
Banco Santander Chile - ADR	18,170	562,543
Bank Mandiri Persero Tbk PT - ADR (c)	56,165	575,130
Bank of America Corp.	154,759	4,395,157
Bank of New York Mellon Corp. (c)	17,743	910,393
Bank of NT Butterfield & Son Ltd. (b)	5,652	224,271
Bank Rakyat Indonesia Persero Tbk PT - ADR	55,556	706,117
BB&T Corp.	23,977	1,225,225
Cadence BanCorp	9,532	195,501
CaixaBank SA - ADR	577,385	767,922
Capital One Financial Corp.	12,299	1,102,974
China Construction Bank Corp. - ADR	70,072	1,196,479
China Merchants Bank Co. Ltd. - ADR	16,785	349,128
CIT Group, Inc. (c)	23,748	1,102,620
Citizens Financial Group, Inc.	25,605	930,998
Comerica, Inc.	11,813	935,353
Commercial International Bank Egypt SAE - ADR	69,818	296,727
Community Bank System, Inc. (c)	5,621	369,075
Credit Acceptance Corp. (a)(c)	2,083	852,822
Credit Suisse Group AG - ADR	53,338	630,455
DBS Group Holdings Ltd. - ADR	18,720	1,333,201
Discover Financial Services	12,021	857,097
DNB ASA - ADR	88,690	1,517,486
Enterprise Financial Services Corp.	6,904	308,540
Erste Group Bank AG - ADR	36,668	726,393
EVERTEC, Inc. (b)	13,934	380,816
FB Financial Corp. (c)	5,022	194,100
Fifth Third Bancorp	27,196	759,584
First BanCorp/Puerto Rico (b)	24,825	224,666
First Financial Bankshares, Inc. (c)	7,188	470,958
FirstCash, Inc.	4,573	407,226
Great Western Bancorp, Inc.	8,179	305,240
Grupo Aval Acciones y Valores SA - ADR	70,800	448,872
Grupo Financiero Banorte SAB de CV - ADR	12,632	286,620
Grupo Supervielle SA - ADR	20,804	181,411
Hancock Whitney Corp.	8,558	344,203
HDFC Bank Ltd. - ADR	10,438	1,058,622
Houlihan Lokey, Inc.	7,961	336,750
ICICI Bank Ltd. - ADR	58,477	594,711
Independent Bank Corp. (c)	3,708	298,012
Industrial & Commercial Bank of China Ltd. - ADR (c)	35,422	506,357
International Bancshares Corp. (c)	10,255	393,689
Itau CorpBanca - ADR	24,032	339,812
JPMorgan Chase & Co.	23,655	2,630,199
KB Financial Group, Inc. - ADR	12,141	511,258
Lloyds Banking Group PLC - ADR	526,868	1,491,036
Macquarie Group Ltd. - ADR	18,156	1,527,192
MB Financial, Inc. (c)	7,071	324,417
Mitsubishi Corp. - ADR	30,414	1,647,374
Mitsubishi UFJ Financial Group, Inc. - ADR	291,918	1,588,034
Mizuho Financial Group, Inc. - ADR	665,957	2,184,339
National Australia Bank Ltd. - ADR	93,987	853,872
Nedbank Group Ltd. - ADR	13,662	262,447
Nelnet, Inc.	4,741	258,147
Oversea-Chinese Banking Corp. Ltd. - ADR (c)	45,712	745,106
Peapack Gladstone Financial Corp.	11,493	328,815
PNC Financial Services Group, Inc.	8,386	1,138,651
QIWI PLC - ADR (a)	4,103	61,709
Regional Management Corp. (a)	6,318	171,597

Regions Financial Corp.	53,646	882,477
Sberbank of Russia PJSC - ADR	49,268	583,826
Shinhan Financial Group Co. Ltd. - ADR (a)(c)	12,078	447,007
Standard Bank Group Ltd. - ADR	30,452	381,868
State Street Corp.	8,372	611,323
Sumitomo Mitsui Financial Group, Inc. - ADR	327,320	2,399,256
Sumitomo Mitsui Trust Holdings, Inc. - ADR	338,086	1,360,797
Suntrust Banks, Inc.	19,117	1,198,445
SVB Financial Group (a)	2,337	595,491
Svenska Handelsbanken AB - ADR	115,701	632,306
Swedbank AB - ADR	26,127	609,804
Synovus Financial Corp.	25,799	975,460
Trustmark Corp. (c)	11,139	360,235
UMB Financial Corp. (c)	4,143	280,357
United Bankshares, Inc. (c)	9,368	338,841
United Overseas Bank Ltd. - ADR	39,273	1,433,465
Washington Federal, Inc.	8,203	236,328
Wells Fargo & Co.	32,793	1,780,004
Woori Bank - ADR (a)	10,183	430,537
		65,795,770
Crop Production - 0.01%
Cresud SACIF y A - ADR (a)	6,510	77,599
Data Processing, Hosting and Related Services - 1.49%
CDK Global, Inc.	25,275	1,273,860
CoStar Group, Inc. (a)	3,106	1,147,325
Fidelity National Information Services, Inc.	13,111	1,415,332
First Data Corp. (a)	36,787	701,896
Fiserv, Inc. (a)	17,043	1,348,613
Hewlett Packard Enterprise Co. (c)	54,255	813,825
HMS Holdings Corp. (a)	4,785	171,016
LINE Corp. - ADR (a)(c)	6,088	214,419
Match Group, Inc. (c)	11,550	465,119
Verisk Analytics, Inc. (a)	10,026	1,236,406
Visa, Inc. (c)	21,405	3,033,303
		11,821,114
Educational Services - 0.06%
China Distance Education Holdings Ltd. - ADR	16,829	129,078
Kroton Educacional SA - ADR	42,689	112,955
New Oriental Education & Technology Group, Inc. - ADR (a)	1,272	72,708
TAL Education Group - ADR (a)	2,597	72,898
Tarena International, Inc. - ADR (c)	8,297	57,830
		445,469
Electrical Equipment, Appliance, and Component Manufacturing - 1.14%
ABB Ltd. - ADR	50,704	1,028,277
AMETEK, Inc.	10,182	747,664
BYD Co. Ltd. - ADR	9,197	137,955
Eaton Corp. PLC (b)	14,906	1,146,867
Emerson Electric Co.	14,952	1,009,559
Integer Holdings Corp. (a)	4,012	355,383
Koninklijke Philips NV (b)	21,904	831,257
Mitsubishi Electric Corp. - ADR	40,557	1,069,894
National Presto Industries, Inc. (c)	3,381	434,391
Nidec Corp. - ADR	43,400	1,452,164
Schneider Electric SE - ADR	18,214	265,651
SMC Corp. - ADR (c)	35,924	611,247
		9,090,309
Electronics and Appliance Stores - 0.18%
Aaron's, Inc.	7,586	355,025
Best Buy Co., Inc.	11,157	720,630
PC Connection, Inc. (a)	10,587	331,797
		1,407,452
Fabricated Metal Product Manufacturing - 0.40%
BAE Systems PLC - ADR	29,815	748,953
McDermott International, Inc. (a)(b)(c)	18,497	161,109
NSK Ltd. - ADR	29,835	563,094
Pentair PLC (b)	21,807	931,158
PGT Innovations, Inc. (a)	13,396	258,141
Simpson Manufacturing Co, Inc. (c)	7,084	414,414
SKF AB - ADR	6,129	97,666
		3,174,535
Fishing, Hunting and Trapping - 0.10%
Marine Harvest ASA - ADR	35,578	833,592
Food and Beverage Stores - 1.69%
Carrefour SA - ADR	235,587	837,512
J Sainsbury PLC - ADR	105,740	1,649,544

Koninklijke Ahold Delhaize NV - ADR	102,364	2,625,636
Kroger Co. (c)	58,470	1,734,220
Seven & i Holdings Co. Ltd. - ADR	122,929	2,679,851
Shoprite Holdings Ltd. - ADR	4,590	64,742
Sprouts Farmers Market, Inc. (a)	45,051	1,037,074
Tesco PLC - ADR	191,530	1,437,433
Wm Morrison Supermarkets PLC - ADR	90,329	1,369,388
		13,435,400
Food Manufacturing - 1.58%
Archer-Daniels-Midland Co.	35,417	1,629,890
Chr Hansen Holding A/S - ADR	10,781	493,500
Givaudan SA - ADR (c)	20,996	1,034,893
Hormel Foods Corp. (c)	37,706	1,700,163
Kellogg Co. (c)	20,508	1,305,334
Lamb Weston Holdings, Inc.	18,321	1,405,221
McCormick & Co., Inc. (c)	10,143	1,521,450
Post Holdings, Inc. (a)(c)	17,631	1,705,800
Simply Good Foods Co. (a)	16,415	333,553
Symrise AG - ADR	10,581	213,789
Tyson Foods, Inc.	20,785	1,225,276
		12,568,869
Food Services and Drinking Places - 0.61%
Bidvest Group Ltd. - ADR	1,566	46,322
BJ's Restaurants, Inc.	4,654	252,805
Brinker International, Inc. (c)	7,624	389,434
Cheesecake Factory, Inc. (c)	6,326	298,524
Darden Restaurants, Inc.	7,566	836,346
Dunkin' Brands Group, Inc. (c)	12,306	910,644
Hyatt Hotels Corp.	13,954	995,060
Yum! Brands, Inc.	11,979	1,104,703
		4,833,838
Funds, Trusts, and Other Financial Vehicles - 0.30%
HealthEquity, Inc. (a)	4,566	404,959
NN Group NV - ADR	94,225	2,006,521
		2,411,480
Furniture and Home Furnishings Stores - 0.11%
Ryohin Keikaku Co. Ltd. - ADR	16,723	907,223
Furniture and Related Product Manufacturing - 0.10%
La-Z-Boy, Inc.	9,870	288,500
Patrick Industries, Inc. (a)	5,363	213,018
Sleep Number Corp. (a)(c)	7,156	274,361
		775,879
Gasoline Stations - 0.05%
Delek US Holdings, Inc. (c)	9,555	380,193
General Merchandise Stores - 1.44%
Costco Wholesale Corp.	10,023	2,318,119
Dillard's, Inc. (c)	3,036	210,668
Dollar General Corp.	9,088	1,008,677
Don Quijote Holdings Co. Ltd. - ADR	43,652	661,110
Kering SA - ADR	14,031	611,471
Kohl's Corp. (c)	15,472	1,039,254
Macy's, Inc.	31,457	1,076,459
Target Corp.	18,116	1,285,511
Tractor Supply Co.	11,255	1,070,688
Wal-Mart de Mexico SAB de CV - ADR	8,292	204,481
Walmart, Inc. (c)	19,944	1,947,532
		11,433,970
Health and Personal Care Stores - 0.59%
CVS Health Corp. (c)	13,722	1,100,504
Express Scripts Holding Co. (a)	16,754	1,700,029
Sally Beauty Holdings, Inc. (a)(c)	20,202	426,464
Walgreens Boots Alliance, Inc.	17,443	1,476,899
		4,703,896
Heavy and Civil Engineering Construction - 0.16%
British Land Co. PLC - ADR	50,467	370,175
KBR, Inc.	20,556	381,725
RWE AG - ADR	22,422	487,006
		1,238,906
Hospitals - 0.61%
Encompass Health Corp.	19,738	1,484,495
HCA Healthcare, Inc.	12,099	1,742,135
Tenet Healthcare Corp. (a)(c)	6,755	176,103
Universal Health Services, Inc.	10,395	1,434,406
		4,837,139

Insurance Carriers and Related Activities - 5.94%
Aegon NV (b)(c)	232,268	1,282,119
Aflac, Inc.	26,287	1,202,367
Ageas - ADR	34,274	1,663,660
AIA Group Ltd. - ADR	53,637	1,755,003
Allianz SE - ADR	97,631	2,062,942
Allstate Corp.	8,661	772,475
Anthem, Inc.	6,415	1,860,799
Arthur J. Gallagher & Co.	9,255	713,283
Aviva PLC - ADR	100,843	1,038,683
AXA SA - ADR	45,792	1,115,035
Berkshire Hathaway, Inc. (a)(c)	23,310	5,087,174
Centene Corp. (a)	8,290	1,179,253
Chubb Ltd. (b)	3,405	455,385
Cigna Corp.	6,293	1,405,730
Essent Group Ltd. (a)(b)	5,471	210,962
Fanhua, Inc. - ADR	8,906	217,841
Genworth Financial, Inc. (a)	55,131	256,910
Hannover Rueck SE - ADR	23,086	1,613,942
Hartford Financial Services Group, Inc.	13,593	600,675
Humana, Inc.	5,097	1,679,309
Kemper Corp. (c)	2,200	167,420
Legal & General Group PLC - ADR	65,019	1,032,827
Loews Corp.	25,196	1,210,920
MS&AD Insurance Group Holdings, Inc. - ADR	89,386	1,359,561
National Western Life Group, Inc.	1,181	362,803
Ping An Insurance Group Co. of China Ltd. - ADR	38,746	752,060
Primerica, Inc. (c)	2,800	332,864
Progressive Corp.	12,409	822,593
Radian Group, Inc.	13,270	244,168
Reinsurance Group of America, Inc.	7,606	1,136,184
RLI Corp. (c)	1,591	120,630
Safety Insurance Group, Inc.	1,737	152,543
Sampo OYJ - ADR	60,750	1,355,940
SCOR SE - ADR	170,635	808,810
Selective Insurance Group, Inc.	2,067	137,187
Stewart Information Services Corp.	4,756	200,037
Tokio Marine Holdings, Inc. - ADR	52,277	2,595,814
UnitedHealth Group, Inc.	15,018	4,225,464
Universal Insurance Holdings, Inc.	4,483	196,759
WellCare Health Plans, Inc. (a)(c)	3,747	955,035
Zurich Insurance Group AG - ADR	89,957	2,826,449
		47,169,615
Leather and Allied Product Manufacturing - 0.48%
Crocs, Inc. (a)	13,218	367,460
Deckers Outdoor Corp. (a)	3,105	413,710
Hermes International - ADR	13,828	747,334
NIKE, Inc.	18,576	1,395,429
Skechers U.S.A., Inc. (a)	14,486	391,122
Steven Madden Ltd. (c)	16,437	529,765
		3,844,820
Machinery Manufacturing - 2.16%
Alfa Laval AB - ADR	16,173	348,609
Applied Materials, Inc.	24,847	926,296
Arcosa, Inc. (a)	8,272	226,147
ASML Holding NV (b)	3,905	669,122
Atlas Copco AB - Class A - ADR	12,856	315,936
Atlas Copco AB - Class B - ADR	9,023	204,461
Brooks Automation, Inc.	6,003	182,251
Canon, Inc. - ADR (c)	48,784	1,380,099
Daikin Industries Ltd. - ADR	141,464	1,566,006
Fabrinet (a)(b)	5,985	315,589
FANUC Corp. - ADR	47,897	815,686
FUJIFILM Holdings Corp. - ADR	34,892	1,384,863
Glaukos Corp. (a)(c)	3,135	206,534
Greenbrier Cos, Inc. (c)	5,820	284,656
IDEX Corp.	7,084	973,343
II-VI, Inc. (a)	6,452	241,434
Ingersoll-Rand PLC (b)	6,038	625,054
Komatsu Ltd. - ADR (c)	19,589	530,079
Kone OYJ - ADR (c)	27,915	693,269
Makita Corp. - ADR	22,856	892,527
Nikon Corp. - ADR	49,570	776,266
Olympus Corp. - ADR (c)	15,035	425,340
Profire Energy, Inc. (a)(c)	25,284	49,557
Rolls-Royce Holdings PLC - ADR	26,833	291,138

Rudolph Technologies, Inc. (a)	11,226	238,216
Sandvik AB - ADR	39,622	589,773
Sharp Corp. - ADR	96,789	356,184
Snap-on, Inc. (c)	5,677	943,744
Techtronic Industries Co. Ltd. - ADR	21,489	583,641
Weichai Power Co. Ltd. - ADR	12,057	103,449
		17,139,269
Management of Companies and Enterprises - 0.55%
American Equity Invesment Life Holding Co.	10,097	344,611
Asahi Kasei Corp. - ADR	43,997	965,955
BOC Hong Kong Holdings Ltd. - ADR	11,141	867,216
Bunzl PLC - ADR	19,303	606,307
Cooper-Standard Holdings, Inc. (a)	5,567	407,059
Park24 Co. Ltd. - ADR	19,692	527,115
Renasant Corp.	8,508	310,967
Simmons First National Corp.	11,945	351,183
		4,380,413
Merchant Wholesalers, Durable Goods - 0.91%
Continental Building Products, Inc. (a)	10,960	313,237
DXP Enterprises, Inc. (a)	4,716	170,861
Ferguson PLC - ADR	158,743	1,012,780
Geely Automobile Holdings Ltd. - ADR	9,422	373,017
Gibraltar Industries, Inc. (a)	7,288	263,534
Knowles Corp. (a)(c)	26,812	408,615
Mitsui & Co. Ltd. - ADR	3,783	1,186,519
Paycom Software, Inc. (a)(c)	6,350	843,089
Safran SA - ADR	12,593	394,413
Schnitzer Steel Industries, Inc.	12,599	352,898
Tactile Systems Technology, Inc. (a)(c)	2,607	146,618
Trinity Industries, Inc. (c)	24,815	591,341
Warrior Met Coal, Inc. (c)	8,708	206,380
Watsco, Inc. (a)(c)	5,578	857,339
Weibo Corp. - ADR (a)(c)	1,141	72,659
		7,193,300
Merchant Wholesalers, Nondurable Goods - 1.25%
Andersons, Inc.	7,989	264,116
Brenntag AG - ADR	30,071	277,856
Danone SA - ADR (a)	33,644	502,473
ITOCHU Corp. - ADR	35,446	1,260,105
KOC Holding AS - ADR	5,437	78,619
Orkla ASA - ADR	142,150	1,173,448
Performance Food Group Co. (a)	13,691	471,792
Suntory Beverage & Food Ltd. - ADR	77,332	1,618,172
Sysco Corp.	25,803	1,739,122
Unilever PLC - ADR	20,293	1,101,707
US Foods Holding Corp. (a)	44,299	1,469,841
		9,957,251
Mining (except Oil and Gas) - 0.97%
Anglo American PLC - ADR	106,931	1,070,390
Arch Coal, Inc. (c)	2,411	195,942
BHP Billiton Ltd. - ADR (c)	27,606	1,224,603
BHP Billiton PLC - ADR	19,771	764,347
China Shenhua Energy Co. Ltd. - ADR	17,462	154,713
Cia de Minas Buenaventura SAA - ADR	7,306	103,307
DRDGOLD Ltd. - ADR	36,594	73,920
Freeport-McMoRan, Inc.	45,016	537,491
Glencore PLC - ADR	82,512	610,589
Harmony Gold Mining Co. Ltd. - ADR (a)	45,628	68,442
Mechel PJSC - ADR (a)	34,943	88,755
MMC Norilsk Nickel PJSC - ADR (c)	11,399	213,389
Peabody Energy Corp.	8,275	257,684
Rio Tinto PLC - ADR (c)	32,969	1,541,631
Sibanye Gold Ltd. - ADR (a)	24,917	60,797
Vale SA - ADR	37,673	516,120
Vedanta Ltd. - ADR	17,043	190,029
		7,672,149
Miscellaneous Manufacturing - 2.28%
ABIOMED, Inc. (a)	3,082	1,025,320
Acushnet Holdings Corp.	16,401	374,763
Align Technology, Inc. (a)(c)	3,185	732,200
Argenx SE - ADR (a)	5,342	516,945
Baxter International, Inc.	20,636	1,414,598
Becton Dickinson & Co.	5,915	1,495,017
BioTelemetry, Inc. (a)(c)	4,859	344,697
Brady Corp. (c)	15,665	682,367

Callaway Golf Co.	17,874	306,182
Coloplast A/S - ADR (c)	36,206	344,862
CONMED Corp.	5,332	362,363
CryoLife, Inc. (a)	7,162	217,152
Dover Corp.	10,326	876,574
EnPro Industries, Inc.	6,578	462,960
EssilorLuxottica SA - ADR	10,476	660,983
Globus Medical, Inc. (a)	5,895	284,670
Haemonetics Corp. (a)	3,866	414,744
Inogen, Inc. (a)	1,540	226,934
Intuitive Surgical, Inc. (a)	2,744	1,456,707
iRhythm Technologies, Inc. (a)	2,538	188,015
Luxottica Group SpA - ADR	13,957	809,506
Merit Medical Systems, Inc. (a)(c)	3,965	249,993
Nintendo Co., Ltd. - ADR	15,946	603,875
NuVasive, Inc. (a)	2,896	184,446
Smith & Nephew PLC - ADR (c)	19,866	740,207
STAAR Surgical Co. (a)	4,276	162,531
STERIS PLC (b)	19,397	2,309,796
Textron, Inc.	12,345	693,048
		18,141,455
Miscellaneous Store Retailers - 0.10%
Ollie's Bargain Outlet Holdings, Inc. (a)(c)	5,667	502,663
Party City Holdco, Inc. (a)(c)	21,719	259,542
		762,205
Motion Picture and Sound Recording Industries - 0.03%
Vivendi SA - ADR	10,440	260,321
Motor Vehicle and Parts Dealers - 0.45%
Asbury Automotive Group, Inc. (a)(c)	7,095	490,407
Auto Trader Group PLC - ADR	242,976	339,680
AutoZone, Inc. (a)	1,207	976,548
Group 1 Automotive, Inc.	6,454	362,715
Murphy USA, Inc. (a)(c)	5,644	457,277
O'Reilly Automotive, Inc. (a)	2,657	921,394
		3,548,021
Nonmetallic Mineral Product Manufacturing - 0.11%
Anhui Conch Cement Co. Ltd. - ADR	6,971	182,501
Cemex SAB de CV - ADR (a)	21,753	111,810
Cie de Saint-Gobain - ADR	13,590	100,498
CRH PLC - ADR	13,230	365,942
Semen Indonesia Persero Tbk PT - ADR	8,909	149,226
		909,977
Nonstore Retailers - 0.25%
Acorn International, Inc. - ADR	7,968	203,184
Baozun, Inc. - ADR (a)(c)	1,580	55,727
Copart, Inc. (a)	19,282	986,852
Insight Enterprises, Inc. (a)	5,348	238,414
MonotaRO Co. Ltd. - ADR	18,753	500,143
		1,984,320
Nursing and Residential Care Facilities - 0.06%
Ensign Group, Inc.	5,843	265,097
Omnicell, Inc. (a)(c)	3,231	249,530
		514,627
Oil and Gas Extraction - 2.01%
Anadarko Petroleum Corp.	17,139	906,653
BASF SE - ADR	44,116	803,352
California Resources Corp. (a)	4,372	104,666
CNOOC Ltd. - ADR	3,377	568,788
Continental Resources, Inc. (a)(c)	19,205	878,053
Denbury Resources, Inc. (a)	34,176	77,238
Ecopetrol SA - ADR	19,109	367,084
EOG Resources, Inc.	12,647	1,306,562
Galp Energia SGPS SA - ADR (c)	43,988	358,942
Gulfport Energy Corp. (a)(c)	23,337	198,831
LUKOIL PJSC - ADR	14,927	1,092,656
Oasis Petroleum Inc. (a)	20,752	148,169
Ocean Rig UDW, Inc. (a)(b)	7,411	205,507
Par Pacific Holdings, Inc. (a)	12,966	219,385
PetroChina Co. Ltd. - ADR	5,070	352,365
Phillips 66	11,255	1,052,568
Renewable Energy Group, Inc. (a)(c)	7,313	197,085
Repsol SA - ADR	63,241	1,085,848
Sasol Ltd. - ADR	9,242	272,454
SM Energy Co. (c)	31,725	647,190
Southwestern Energy Co. (a)(c)	50,865	245,169

TOTAL SA - ADR	71,653	3,984,623
Whiting Petroleum Corp. (a)(c)	19,539	591,446
Woodside Petroleum Ltd. - ADR	12,007	271,778
		15,936,412
Other Information Services - 0.61%
Alibaba Group Holding Ltd. - ADR (a)(c)	15,605	2,510,219
Cambium Learning Group, Inc. (a)	10,522	152,359
NetEase, Inc. - ADR	909	206,407
Renren, Inc. - ADR (c)	158,341	253,346
TechTarget, Inc. (a)(c)	11,764	169,284
VeriSign, Inc. (a)	8,652	1,350,231
YY, Inc. - ADR (a)	2,565	174,600
		4,816,446
Paper Manufacturing - 0.56%
Boise Cascade Co.	10,969	291,556
Essity AB - ADR	46,279	1,183,585
Greif, Inc.	7,197	368,990
Hengan International Group Co. Ltd. - ADR	4,149	170,192
Nitto Denko Corp. - ADR	21,844	596,341
Smurfit Kappa Group PLC - ADR	20,417	554,322
Stora Enso OYJ - ADR	38,087	488,847
Suzano Papel e Celulose SA - ADR	4,118	87,294
UPM-Kymmene OYJ - ADR	26,421	708,347
		4,449,474
Performing Arts, Spectator Sports, and Related Industries - 0.24%
International Speedway Corp.	14,348	607,494
IRSA Propiedades Comerciales SA - ADR (a)	5,605	114,903
Viacom, Inc. (c)	38,833	1,198,386
		1,920,783
Personal and Laundry Services - 0.20%
Regis Corp. (a)	15,610	285,195
Service Corp. International (c)	27,523	1,271,562
		1,556,757
Petroleum and Coal Products Manufacturing - 2.83%
BP PLC - ADR	93,948	3,790,803
Chevron Corp.	18,183	2,162,686
China Petroleum & Chemical Corp. - ADR	6,925	590,980
Eni SpA - ADR	48,889	1,576,670
Equinor ASA - ADR (c)	49,909	1,166,872
Exxon Mobil Corp.	37,089	2,948,577
HollyFrontier Corp.	15,762	984,652
Marathon Oil Corp.	53,238	888,542
Marathon Petroleum Corp.	17,368	1,131,699
Norsk Hydro ASA - ADR	80,877	383,761
OMV AG - ADR	12,566	635,588
PBF Energy, Inc.	17,521	677,712
Royal Dutch Shell PLC - Class A - ADR	41,521	2,507,868
Royal Dutch Shell PLC - Class B - ADR (c)	33,579	2,082,905
Valero Energy Corp.	12,142	970,146
		22,499,461
Pipeline Transportation - 0.11%
ENN Energy Holdings Ltd. - ADR	23,260	837,011
Transportadora de Gas del Sur SA - ADR (c)	3,324	50,625
		887,636
Plastics and Rubber Products Manufacturing - 0.44%
Advanced Drainage Systems, Inc.	11,872	323,749
Bridgestone Corp. - ADR	58,951	1,194,642
Carlisle Cos, Inc. (c)	8,777	926,149
Newell Brands, Inc. (c)	34,057	796,935
Raven Industries, Inc. (c)	6,447	260,136
		3,501,611
Primary Metal Manufacturing - 0.86%
Alumina Ltd. - ADR	79,685	522,335
ArcelorMittal (b)	27,573	633,352
Carpenter Technology Corp. (c)	8,475	365,104
Encore Wire Corp.	10,012	500,199
Kubota Corp. - ADR	3,448	294,735
Nucor Corp.	12,627	762,797
POSCO - ADR	6,717	370,913
Reliance Steel & Aluminum Co.	9,502	764,436
Steel Dynamics, Inc.	14,329	504,381
Sumitomo Corp. - ADR	69,250	1,080,299
SunCoke Energy, Inc. (a)	24,921	243,229
Tenaris SA - ADR	3,082	74,985
Ternium SA - ADR	4,320	125,366

Umicore SA - ADR	25,881	280,421
United States Steel Corp.	14,270	329,066
		6,851,618
Printing and Related Support Activities - 0.16%
Dai Nippon Printing Co. Ltd. - ADR	73,550	849,870
Ennis, Inc. (c)	21,040	410,911
		1,260,781
Professional, Scientific, and Technical Services - 3.97%
Accenture PLC (b)	11,448	1,883,426
Amadeus IT Group SA - ADR	11,919	858,704
Amdocs Ltd. (b)	22,116	1,435,550
AMN Healthcare Services, Inc. (a)	33,000	2,102,100
Aspen Technology, Inc. (a)	12,634	1,090,314
Baidu, Inc. - ADR (a)	2,020	380,326
Biogen, Inc. (a)	3,004	1,002,495
CACI International, Inc. (a)	2,904	478,899
Cambrex Corp. (a)	4,262	203,851
CDW Corp.	16,149	1,496,690
Codexis, Inc. (a)(c)	10,611	232,593
Cognizant Technology Solutions Corp. - Class A	11,984	853,620
F5 Networks, Inc. (a)	5,205	895,104
FactSet Research Systems, Inc. (c)	3,428	803,832
Fluor Corp.	13,653	558,817
FTI Consulting, Inc. (a)(c)	6,088	427,682
GoDaddy, Inc. (a)	14,472	944,443
Gravity Co. Ltd. - ADR (a)(c)	16,918	607,356
Hamilton Lane, Inc.	3,133	118,490
HealthStream, Inc.	7,884	194,262
Imperial Holdings Ltd. - ADR	22,111	98,394
Infosys Ltd. - ADR (c)	50,766	500,553
Insperity, Inc.	2,546	254,702
IQVIA Holdings, Inc. (a)	10,491	1,312,108
Jack Henry & Associates, Inc.	9,842	1,374,927
Jacobs Engineering Group, Inc.	11,949	784,691
JGC Corp. - ADR	14,395	418,319
Luminex Corp.	6,354	186,617
MAXIMUS, Inc.	4,218	299,984
Naspers Ltd. - ADR	22,907	938,499
Navigant Consulting, Inc.	15,859	406,308
NextGen Healthcare, Inc. (a)	12,104	212,425
Nice Ltd. - ADR (c)	9,387	1,090,206
NuCana PLC - ADR (a)(c)	11,742	228,852
Pandora A/S - ADR	28,861	388,469
Perficient, Inc. (a)	16,887	427,410
salesforce.com, Inc. (a)(c)	10,699	1,527,389
Science Applications International Corp. (c)	4,651	323,338
ServiceNow, Inc. (a)	6,027	1,116,622
SGS SA - ADR	36,538	860,287
Sorrento Therapeutics, Inc. (a)(c)	27,486	95,102
SPS Commerce, Inc. (a)	3,331	283,901
Sykes Enterprises, Inc. (a)	10,965	302,853
Telia Co. AB - ADR	27,194	250,593
Trade Desk, Inc. (a)(c)	1,853	263,960
Unisys Corp. (a)(c)	12,495	168,932
Verint Systems, Inc. (a)	9,349	424,725
Wipro Ltd. - ADR	24,202	126,334
Wirecard AG - ADR	3,952	299,166
		31,534,220
Publishing Industries (except Internet) - 3.65%
Activision Blizzard, Inc.	14,528	724,657
Adobe Systems, Inc. (a)	7,035	1,765,010
ANSYS, Inc. (a)(c)	6,703	1,086,020
Appfolio, Inc. (a)(c)	6,158	377,424
Bottomline Technologies DE, Inc. (a)	8,222	452,786
Dassault Systemes SE - ADR	7,330	882,642
DXC Technology Co.	12,773	805,210
Evolent Health, Inc. (a)(c)	7,787	200,126
Fair Isaac Corp. (a)(c)	7,420	1,473,835
Fortinet, Inc. (a)	12,150	897,156
Gannett Co, Inc.	24,807	257,249
Informa PLC - ADR	18,921	332,820
Intuit, Inc.	5,884	1,262,295
Microsoft Corp.	71,565	7,935,842
MiX Telematics Ltd. - ADR	3,547	63,775
Momo, Inc. - ADR (a)	4,166	130,604

New Media Investment Group, Inc.	25,905	341,946
Pearson PLC - ADR	52,476	643,881
SAP SE - ADR	15,660	1,623,629
Scholastic Corp. (c)	8,939	413,071
Temenos AG - ADR (a)	4,960	617,520
Trend Micro, Inc. - ADR (a)	14,616	839,105
Tribune Media Co.	32,536	1,309,899
Twenty-First Century Fox, Inc. - Class A	26,607	1,316,248
Twenty-First Century Fox, Inc. - Class B (c)	28,711	1,407,701
Ubisoft Entertainment SA - ADR (a)	15,124	246,975
Veeva Systems, Inc. (a)	12,859	1,236,521
Wolters Kluwer NV - ADR	5,895	356,441
		29,000,388
Rail Transportation - 0.84%
CSX Corp.	11,765	854,492
East Japan Railway Co. - ADR	72,830	1,100,461
Genesee & Wyoming, Inc. (a)(c)	14,185	1,181,327
Norfolk Southern Corp.	7,049	1,203,547
Union Pacific Corp.	9,349	1,437,690
West Japan Railway Co. - ADR (c)	13,060	915,571
		6,693,088
Real Estate - 0.38%
CBRE Group, Inc. (a)	14,795	646,246
Daito Trust Construction Co. Ltd. - ADR	10,477	343,069
Jones Lang LaSalle, Inc.	3,849	551,177
Kennedy-Wilson Holdings, Inc.	22,787	446,398
Marcus & Millichap, Inc. (a)	11,321	413,103
Mitsubishi Estate Co. Ltd. - ADR (c)	23,080	369,395
RMR Group, Inc.	3,825	247,248
		3,016,636
Rental and Leasing Services - 0.48%
Ashtead Group PLC - ADR	5,434	490,419
Brambles Ltd. - ADR	50,660	761,672
eHi Car Services Ltd. - ADR (a)	9,617	99,055
Fly Leasing Ltd. - ADR (a)	38,523	468,440
GATX Corp. (c)	7,623	636,597
McGrath RentCorp.	6,135	327,793
Triton International Ltd. (b)(c)	8,901	303,346
United Rentals, Inc. (a)	6,122	717,070
		3,804,392
Retailing - 0.04%
Jumei International Holding Ltd. - ADR (a)	139,824	293,630
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.71%
CME Group, Inc.	5,745	1,092,010
Daiwa Securities Group, Inc. - ADR	183,122	1,000,763
Deutsche Boerse AG - ADR	125,572	1,602,299
Evercore, Inc.	9,533	787,044
Federated Investors, Inc. (c)	9,099	240,942
Fidelity National Financial, Inc.	22,952	771,187
First Pacific Co. Ltd. - ADR	485,213	900,070
Hong Kong Exchanges & Clearing Ltd. - ADR (c)	30,644	900,014
Intercontinental Exchange, Inc.	10,283	840,327
Japan Exchange Group, Inc. - ADR	111,363	992,244
Leju Holdings Ltd. - ADR (a)	38,578	62,882
London Stock Exchange Group PLC - ADR	75,815	975,739
Mediobanca Banca di Credito Finanziario SpA - ADR	84,606	742,841
Moelis & Co.	4,663	188,478
Moody's Corp. (c)	5,183	824,460
Morgan Stanley	19,962	886,113
Motus Holdings Ltd. - ADR (a)	22,111	134,877
MSCI, Inc.	7,289	1,145,029
NASDAQ, Inc.	10,033	916,214
National General Holdings Corp.	10,189	270,518
Nexeo Solutions, Inc. (a)(c)	31,397	305,493
Nomura Holdings, Inc. - ADR (c)	174,920	781,892
Oppenheimer Holdings, Inc.	8,919	254,281
ORIX Corp. - ADR	17,690	1,432,536
Raymond James Financial, Inc.	8,260	658,570
S&P Global, Inc.	3,859	705,657
Secoo Holding Ltd. - ADR (a)	7,999	79,990
Stifel Financial Corp.	7,098	342,620
T Rowe Price Group, Inc. (c)	8,752	869,599
Travelport Worldwide Ltd. (b)	21,822	333,440
WesBanco, Inc.	9,538	414,712
WH Group Ltd. - ADR	5,946	86,425
		21,539,266

Software & Services - 0.01%
Cheetah Mobile, Inc. - ADR (a)(c)	9,354	59,398
Specialty Trade Contractors - 0.25%
Comfort Systems USA, Inc.	5,811	306,007
EMCOR Group, Inc.	7,657	557,889
Quanta Services, Inc. (a)	32,388	1,136,819
		2,000,715
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.22%
Dick's Sporting Goods, Inc. (c)	25,235	907,956
Michaels Cos., Inc. (a)(c)	47,059	798,591
		1,706,547
Support Activities for Agriculture and Forestry - 0.02%
Fibria Celulose SA - ADR	6,882	129,038
Support Activities for Mining - 0.77%
Cleveland-Cliffs, Inc. (c)	26,539	246,282
ConocoPhillips	29,524	1,953,897
Gazprom PJSC - ADR	124,127	597,672
Helix Energy Solutions Group, Inc. (a)(c)	22,571	185,082
Hess Corp.	14,981	807,326
Mammoth Energy Services, Inc.	7,047	177,303
ONE Gas, Inc.	5,676	482,971
ProPetro Holding Corp. (a)	11,686	189,547
Smart Sand, Inc. (a)	48,100	156,806
South32 Ltd. - ADR	60,022	675,548
Subsea 7 SA - ADR	23,800	256,716
Unit Corp. (a)	11,645	242,216
YPF SA - ADR (a)	9,315	139,446
		6,110,812
Support Activities for Transportation - 0.28%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,559	55,750
Grupo Aeroportuario del Pacifico SAB de CV - ADR	914	63,633
Grupo Aeroportuario del Sureste SAB de CV - ADR	619	82,915
Hub Group, Inc. (a)	7,104	315,702
Japan Airlines Co. Ltd. - ADR (c)	63,181	1,138,205
Tuniu Corp. - ADR (a)	13,701	82,480
XPO Logistics, Inc. (a)	6,448	489,145
		2,227,830
Telecommunications - 3.65%
AT&T, Inc.	80,830	2,525,129
Autohome, Inc. - ADR (c)	2,036	167,644
Blucora, Inc. (a)	5,241	162,261
CenturyLink, Inc. (c)	66,982	1,259,262
China Mobile Ltd. - ADR	29,322	1,458,476
China Telecom Corp. Ltd. - ADR	9,018	486,792
China Unicom Hong Kong Ltd. - ADR	15,766	185,093
Chunghwa Telecom Co. Ltd. - ADR (c)	27,765	964,277
Iridium Communications, Inc. (a)(c)	12,627	301,533
JD.com, Inc. - ADR (a)	6,181	131,223
KDDI Corp. - ADR	132,723	1,544,895
KT Corp. - ADR (a)	31,041	456,924
Mobile TeleSystems PJSC - ADR	35,146	260,432
Nippon Telegraph & Telephone Corp. - ADR	25,893	1,068,345
Orange SA - ADR	38,764	649,685
PLDT, Inc. - ADR	7,886	170,180
Singapore Telecommunications Ltd. - ADR (c)	46,419	1,041,178
SK Telecom Co. Ltd. - ADR	18,276	518,490
SoftBank Group Corp. - ADR (c)	45,423	1,913,898
Spark New Zealand Ltd. - ADR (c)	50,171	723,968
Sprint Corp. (a)	158,799	997,258
Swisscom AG - ADR	16,550	794,897
Telecom Italia SpA/Milano - ADR (c)	33,836	188,128
Telefonica SA - ADR	3,899	35,130
Telekomunikasi Indonesia Persero Tbk PT - ADR	15,868	410,981
Telenor ASA - ADR	41,935	814,797
Telstra Corp. Ltd. - ADR	28,372	302,020
Tencent Holdings Ltd. - ADR	60,211	2,413,257
T-Mobile US, Inc. (a)	20,268	1,387,345
VEON Ltd. - ADR	31,508	85,702
Verizon Communications, Inc.	84,989	5,124,836
Vodacom Group Ltd. - ADR	2,781	24,904
Xunlei Ltd. - ADR (a)	1,938	9,845
Yahoo Japan Corp. - ADR	71,436	408,971
		28,987,756

Transit and Ground Passenger Transportation - 0.16%
Central Japan Railway Co. - ADR	62,043	1,273,519
Transportation Equipment Manufacturing - 2.61%
Airbus SE - ADR	21,895	586,786
Allison Transmission Holdings, Inc.	13,608	641,073
American Railcar Industries, Inc.	9,623	676,208
Astra International, Tbk PT - ADR	57,525	682,534
Bayerische Motoren Werke AG - ADR	16,901	462,738
Boeing Co.	3,126	1,083,972
Denso Corp. - ADR	45,682	1,065,304
Gentex Corp. (c)	57,511	1,295,147
Honda Motor Co. Ltd. - ADR	70,677	1,990,971
Lear Corp.	6,716	915,055
Mazda Motor Corp. - ADR	154,279	813,050
Nissan Motor Co. Ltd. - ADR (c)	87,268	1,523,699
Peugeot SA - ADR	33,337	732,247
Renault SA - ADR	20,007	280,998
Shimano, Inc. - ADR (c)	60,358	877,605
Subaru Corp. - ADR	60,050	665,054
Tata Motors Ltd. - ADR (a)	34,339	418,936
Thor Industries, Inc. (c)	9,334	632,939
Toyota Motor Corp. - ADR (c)	33,067	4,016,980
United Technologies Corp. (c)	9,133	1,112,764
Volkswagen AG - ADR	7,348	235,209
		20,709,269
Truck Transportation - 0.41%
ArcBest Corp.	5,089	204,883
DSV A/S - ADR	14,646	560,942
Landstar System, Inc.	7,755	845,915
Marten Transport Ltd. (c)	14,205	276,713
Old Dominion Freight Lines, Inc. (c)	5,568	761,313
Saia, Inc. (a)	4,469	269,525
Werner Enterprises, Inc. (c)	9,317	315,474
		3,234,765
Utilities - 2.86%
Atmos Energy Corp. (c)	10,631	1,017,068
CenterPoint Energy, Inc.	25,602	717,112
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	8,142	58,867
CLP Holdings Ltd. - ADR (c)	214,315	2,368,180
Consolidated Edison, Inc.	8,366	672,208
Duke Energy Corp.	11,850	1,049,555
E.ON SE - ADR	53,659	547,322
EDP Energias de Portugal SA - ADR	16,298	571,897
Électricité de France SA - ADR	140,433	456,407
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	1,913	49,260
Enagas SA - ADR	3,075	42,174
Enel Americas SA - ADR	10,901	94,621
Enel Chile SA - ADR	35,358	170,072
Enel SpA - ADR	120,238	650,488
Engie SA - ADR	35,645	501,169
Exelon Corp.	33,341	1,546,688
FirstEnergy Corp. (c)	18,539	701,330
Hong Kong & China Gas Co. Ltd. - ADR	760,988	1,514,365
Huaneng Power International, Inc. - ADR (c)	4,873	122,800
Iberdrola SA - ADR	14,716	441,186
IDACORP, Inc.	6,575	645,928
Korea Electric Power Corp. - ADR	15,697	207,514
NextEra Energy, Inc. (c)	7,172	1,303,224
NorthWestern Corp.	9,654	617,470
NRG Energy, Inc.	20,514	788,353
Otter Tail Corp.	12,608	616,783
Pampa Energia SA - ADR (a)	1,596	56,099
Portland General Electric Co.	12,890	620,654
Public Service Enterprise Group, Inc.	11,597	648,272
Red Electrica Corp. SA - ADR	33,882	366,773
Southwest Gas Holdings, Inc.	5,161	406,532
Terna Rete Elettrica Nazionale SpA - ADR	22,822	380,443
UGI Corp. (c)	22,702	1,304,230
Vistra Energy Corp. (a)	32,204	756,150
WEC Energy Group, Inc.	9,946	720,886
		22,732,080
Waste Management and Remediation Services - 0.25%
Covanta Holding Corp. (c)	20,633	341,682
Republic Sevices, Inc.	11,267	871,390
Waste Management, Inc.	8,380	785,625
		1,998,697

Water Transportation - 0.23%
Carnival PLC - ADR	12,772	758,529
Kirby Corp. (a)(c)	10,186	777,599
SEACOR Holdings, Inc. (a)(c)	7,426	308,476
		1,844,604
Wholesale Electronic Markets and Agents and Brokers - 0.14%
KAR Auction Services, Inc. (c)	19,090	1,090,803
Wood Product Manufacturing - 0.26%
Louisiana-Pacific Corp.	23,126	528,660
Masco Corp.	25,774	816,778
Masonite International Corp. (a)(b)	5,709	306,402
Universal Forest Products, Inc.	14,554	402,564
		2,054,404
TOTAL COMMON STOCKS (Cost $726,084,516)		746,895,073

PREFERRED STOCKS - 0.23%
Chemical Manufacturing - 0.05%
Braskem SA - ADR	2,616	73,719
Henkel AG & Co. KGaA - ADR	2,924	338,219
		411,938
Credit Intermediation and Related Activities - 0.05%
Bancolombia SA - ADR	10,840	433,708
Management of Companies and Enterprises - 0.01%
Azul SA - ADR (a)	2,095	56,544
Oil and Gas Extraction - 0.04%
Surgutneftegas PJSC - ADR	55,718	308,121
Telecommunications - 0.02%
Telefonica Brasil SA - ADR	11,678	138,384
Transportation Equipment Manufacturing - 0.05%
Volkswagen AG - ADR (a)	24,466	415,675
Utilities - 0.01%
Cia Paranaense de Energia - ADR (a)	9,582	79,531
TOTAL PREFERRED STOCKS (Cost $1,777,118)		1,843,901

EXCHANGE-TRADED FUNDS - 1.23%
iShares MSCI EAFE ETF (c)	44,363	2,784,666
iShares Russell 1000 ETF	29,326	4,490,690
iShares Russell 2000 ETF	13,413	2,047,092
Vanguard FTSE Emerging Markets ETF	11,603	460,523
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,413,066)		9,782,971

REAL ESTATE INVESTMENT TRUSTS - 3.13%
AG Mortgage Investment Trust, Inc. (c)	12,616	229,107
AGNC Investment Corp.	55,254	977,995
American Homes 4 Rent (c)	14,021	292,057
American Tower Corp.	1,051	172,879
Annaly Capital Mangement, Inc.	109,407	1,098,446
Apollo Commercial Real Estate Finance, Inc. (c)	28,158	533,313
Arbor Realty Trust, Inc. (c)	20,950	248,258
Ares Commercial Real Estate Corp.	27,648	394,813
Blackstone Mortgage Trust, Inc. (c)	11,898	417,620
Brixmor Property Group, Inc.	37,304	615,516
Chatham Lodging Trust	20,381	407,416
Cherry Hill Mortgage Investment Corp. (c)	8,878	168,771
Chesapeake Lodging Trust (c)	14,761	436,483
CoreCivic, Inc.	7,357	161,486
Crown Castle International Corp.	1,715	197,054
CubeSmart (c)	7,595	236,508
DiamondRock Hospitality Co.	33,104	348,916
Dynex Capital, Inc. (c)	51,723	311,890
Extra Space Storage, Inc.	2,180	209,236
GEO Group, Inc.	15,638	363,427
Global Net Lease, Inc.	20,233	408,504
Granite Point Mortgage Trust, Inc.	13,300	252,168
HCP, Inc.	18,814	550,498
Host Hotels & Resorts, Inc. (c)	41,865	795,435
Invesco Mortgage Capital, Inc.	16,502	257,761
Kimco Realty Corp. (c)	35,598	582,027
KKR Real Estate Finance Trust, Inc.	13,511	263,465
Ladder Capital Corp.	16,964	299,415
LaSalle Hotel Properties	9,844	315,599
Liberty Property Trust	9,340	423,009
Life Storage, Inc. (c)	2,650	258,746
LTC Properties, Inc. (c)	7,081	328,842
National Retail Properties, Inc.	15,482	775,029

New Residential Investment Corp. (c)	67,741	1,165,145
New York Mortgage Trust, Inc. (c)	49,731	308,332
Omega Healthcare Investors, Inc. (c)	15,624	592,775
Park Hotels & Resorts, Inc.	16,384	504,955
Pebblebrook Hotel Trust	10,345	361,247
PennyMac Mortgage Investment Trust	11,792	248,222
Piedmont Office Realty Trust, Inc.	19,409	359,649
Realty Income Corp.	8,628	552,969
Ryman Hospitality Properties, Inc.	6,030	446,883
Sabra Health Care REIT, Inc.	17,511	337,787
Simon Property Group, Inc.	5,278	980,071
SL Green Realty Corp.	4,599	443,436
Spirit Realty Capital, Inc.	80,912	600,367
STORE Capital Corp.	16,296	488,228
Sunstone Hotel Investors, Inc.	31,748	484,474
TPG RE Finance Trust, Inc.	14,034	276,610
Uniti Group, Inc. (c)	21,027	419,068
Ventas, Inc. (c)	9,521	604,488
VEREIT, Inc.	76,719	586,900
Welltower, Inc.	5,168	373,801
Western Asset Mortgage Capital Corp.	26,585	268,243
Weyerhaeuser Co.	22,154	585,087
Xenia Hotels & Resorts, Inc.	24,806	504,058
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,708,706)		24,824,484

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 14.86%
Money Market Fund - 14.86%
Mount Vernon Liquid Assets Portfolio, LLC, 2.400% (d)	118,002,536	118,002,536
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $118,002,536)		118,002,536

SHORT-TERM INVESTMENTS - 1.18%
First American Government Obligations Fund, Class X, 2.122% (d)	9,378,856	9,378,856
TOTAL SHORT-TERM INVESTMENTS (Cost $9,378,856)		9,378,856

Total Investments (Cost $889,364,798) - 114.66%		910,727,821
Liabilities in Excess of Other Assets - (14.66)%		(116,470,360)
TOTAL NET ASSETS - 100.00%		$794,257,461

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of November 30, 2018. Total value of securities out on loan is $115,907,289.
(d)	The rate shown represents the 7-day yield at November 30, 2018.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and ask prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2018.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$31,882,434	$-	$31,882,434
Corporate Bonds	-	78,426,470	-	78,426,470
Foreign Corporate Bonds	-	32,014,635	-	32,014,635
Foreign Government Agency Issues	-	2,023,678	-	2,023,678
Foreign Government Notes/Bonds	-	17,271,750	-	17,271,750
Non-Agency Mortgage Backed Securities	-	23,728,644	-	23,728,644
Agency Mortgage Backed Securities	-	110,308,668	-	110,308,668
Municipal Bonds	-	497,115	-	497,115
U.S. Government Agency Issues	-	386,921	-	386,921
U.S. Government Notes/Bonds	-	108,574,877	-	108,574,877
U.S. Treasury Bills	-	451,463	-	451,463
Total Fixed Income Securities	-	405,566,655	-	405,566,655
Exchange-Traded Funds	3,879,595	-	-	3,879,595
Money Market Funds	71,220,841	-	-	71,220,841
Total Investments in Securities	$75,100,436	$405,566,655	$-	$480,667,091

Other Financial Instruments:
Futures Contracts*	$(2,315)	$-	$-	$(2,315)
Total Other Financial Instruments	$(2,315)	$-	$-	$(2,315)

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $22,898 and unrealized depreciation of $25,213.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$746,659,864	$235,209	$-	$746,895,073
Preferred Stocks	1,843,901	-	-	1,843,901
Exchange-Traded Funds	9,782,971	-	-	9,782,971
Real Estate Investment Trusts	24,824,484	-	-	24,824,484
Total Equity	783,111,220	235,209	-	783,346,429
Money Market Funds	127,381,392	-	-	127,381,392
Total Investments in Securities	$910,492,612	$235,209	$-	$910,727,821

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any Level 3 securities during the period ended November 30, 2018.

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2018 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$22,898	Assets- Unrealized depreciation*	$(25,213)
Total		$22,898		$(25,213)

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2018 through November 30, 2018 was as follows:

Amount of Realized Loss on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$(10,252)	$(10,252)
Total	$(10,252)	$(10,252)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$87,148	$87,148
Total	$87,148	$87,148

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended November 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
    John Buckel, President

Date       1/24/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
 John Buckel, President

Date       1/24/19

By (Signature and Title)*/s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date       1/24/19

* Print the name and title of each signing officer under his or her signature.